File No. 033-06510


AS FILED JULY 9, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|
                         Pre-Effective Amendment No. |_|

                        Post-Effective Amendment No. |_|
                        (Check appropriate box or boxes)

                             TEMPLETON INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 342-5236
                        (Area Code and Telephone Number)

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            BARBARA J. GREEN, ESQUIRE
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103

            Approximate Date of Proposed Public Offering: As SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON AUGUST 9, 1999, PURSUANT TO RULE 488.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $.01 PER SHARE, OF TEMPLETON GLOBAL BOND FUND - CLASS A. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.






Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of Templeton Americas Government Securities Fund ("Americas Government Securities Fund"). The Meeting has been called for October 1, 1999 at 10:00 a.m. Eastern time at the offices of Templeton Global Investment Trust ( "Investment Trust") at 500 East Broward Boulevard, Fort Lauderdale, FL, 33394-3091. The accompanying Prospectus/Proxy Statement describes an important proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                         RETURN THE ENCLOSED PROXY CARD.

         This meeting is critically important. The Trustees of your fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Americas Government Securities Fund being exchanged for those of a fund called Templeton Global Bond Fund ("Global Bond Fund"), which is a series of Templeton Income Trust. If the shareholders of Americas Government Securities Fund approve the proposal, you will receive Class A shares of Global Bond Fund equal in value to your investment in Americas Government Securities Fund. You will no longer be a shareholder of Americas Government Securities Fund, and you will instead be a shareholder of Global Bond Fund.

         The proposed transaction is intended to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement, which means that you will not have a taxable gain or loss on the exchange of your shares.

         The transaction is being proposed because the projected growth in assets of Americas Government Securities Fund was not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. Global Bond Fund has investment goals and investment policies that are similar, but not identical, to those of Americas Government Securities Fund as outlined in the Prospectus/Proxy Statement. Both Funds are managed by Templeton Investment Counsel, Inc. through its Templeton Global Bond Managers division. Global Bond Fund is a larger fund that should be better able to obtain cost savings for shareholders.

         Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

     o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     o  Sign and return your card promptly.

     o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

         Thank you for your attention to this matter.

                                             Sincerely,


                                             Barbara J. Green
                                             Secretary





                       This page intentionally left blank.





                        TEMPLETON GLOBAL INVESTMENT TRUST
                                  ON BEHALF OF
                  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394- 3091

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                          TO BE HELD ON OCTOBER 1, 1999

To the Shareholders of Templeton Americas Government Securities Fund:

         NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of Templeton Americas Government Securities Fund ("Americas Government Securities Fund") will be held at the offices of the Templeton Global Investment Trust ("Investment Trust"), 500 East Broward Boulevard, Fort Lauderdale, FL, 33394-3091 on October 1, 1999 at 10:00 a.m. Eastern time. The Meeting is being called for the following reasons:

     1. To approve or disapprove an Agreement and Plan of Reorganization between Investment Trust, on behalf of its Americas Government Securities Fund series, and Templeton Income Trust, on behalf of its Templeton Global Bond Fund series ("Global Bond Fund") that provides for: (i) the acquisition of substantially all of the assets of Americas Government Securities Fund in exchange for Class A shares of Global Bond Fund; (ii) the distribution of such shares of Global Bond Fund to the shareholders of Americas Government Securities Fund; and (iii) the liquidation and dissolution of Americas Government Securities Fund.

     2. To grant the proxyholders the authority to vote upon any other business as may properly come before the Meeting or any adjournment thereof.

         The Agreement and Plan of Reorganization in the attached
Prospectus/Proxy Statement describes this transaction more completely. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

         Shareholders of record as of the close of business on August 3, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                  By Order of the Board of Trustees,




                                  Barbara J. Green
                                  Secretary


July ___, 1999

THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.





                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                         PAGE
COVER PAGE...............................................................Cover
SUMMARY..................................................................
      What proposal am I voting on?......................................
      How will the shareholder voting be handled?........................
      What are the general tax consequences of the Transaction?..........
COMPARISONS OF SOME IMPORTANT FEATURES...................................
      How do the investment goals and policies of the funds compare?.....
      What are the risks of an investment in the funds?..................
      Who manages the funds?.............................................
      What are the fees and expenses of each fund and what might they be after the Transaction?.............................................
      Where can I find more financial information about the funds?.......
      What are other key features of the funds?..........................
REASONS FOR THE TRANSACTION..............................................
INFORMATION ABOUT THE TRANSACTION........................................
      How will the Transaction be carried out?...........................
      Who will pay the expenses of the Transaction?......................
      What are the tax consequences of the Transaction?..................
      What should I know about Global Bond Fund Class A Shares?..........
      What are the capitalizations of the funds and what might the capitalization be after the Transaction?.........................
COMPARISON OF INVESTMENT GOALS AND POLICIES..............................
      Are there any significant differences between the investment goals and strategies of the funds?.....................................
      How do the types of securities the funds buy and the investment policies of the funds compare?...................................
      How do the fundamental investment restrictions of the funds differ?
      What are the risk factors associated with investments in the funds?
VOTING INFORMATION.......................................................
      How many votes are necessary to approve the Agreement and Plan?....
      How do I ensure my vote is accurately recorded?....................
      Can I revoke my proxy?.............................................
      What other matters will be voted upon at the Meeting?..............
      Who is entitled to vote?...........................................
      What other solicitations will be made?.............................
      Are there dissenters' rights?......................................
INFORMATION ABOUT GLOBAL BOND FUND
INFORMATION ABOUT AMERICAS GOVERNMENT SECURITIES FUND
PRINCIPAL HOLDERS OF SHARES
GLOSSARY OF USEFUL TERMS AND DEFINITIONS
EXHIBITS TO PROSPECTUS AND PROXY STATEMENT
     EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BETWEEN TEMPLETON GLOBAL
                 INVESTMENT TRUST ON BEHALF OF TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND AND TEMPLETON INCOME TRUST ON BEHALF OF TEMPLETON GLOBAL BOND FUND

     EXHIBIT B - PROSPECTUS OF TEMPLETON GLOBAL BOND FUND - CLASS A & C DATED
                 JANUARY 1, 1999, AS SUPPLEMENTED MARCH 23, 1999

     EXHIBIT C - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON GLOBAL BOND FUND
                 DATED AUGUST 31, 1998





                         PROSPECTUS AND PROXY STATEMENT
                              DATED JULY ____, 1999

                          ACQUISITION OF THE ASSETS OF
                  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
                  A SERIES OF TEMPLETON GLOBAL INVESTMENT TRUST

                    BY AND IN EXCHANGE FOR CLASS A SHARES OF
                           TEMPLETON GLOBAL BOND FUND
                       A SERIES OF TEMPLETON INCOME TRUST

         This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of Templeton Americas Government Securities Fund ("Americas Government Securities Fund"), a series of Templeton Global Investment Trust ("Investment Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan"). If shareholders of the Americas Government Securities Fund vote to approve the Agreement and Plan, the net assets of the Americas Government Securities Fund will be acquired by and in exchange for Class A shares of Templeton Global Bond Fund (the "Global Bond Fund"), a series of Templeton Income Trust ("Income Trust").

         The Meeting will be held at the principal offices of Investment Trust, which are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 on October 1, 1999 at 10:00 a.m. Eastern time. The Board of Trustees of Investment Trust, on behalf of Americas Government Securities Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about July ___,1999.

         If Templeton Americas Government Securities Fund shareholders vote to approve the Agreement and Plan, you will receive Class A shares of Global Bond Fund equal in value to your investment in shares of Americas Government Securities Fund. Americas Government Securities Fund will then be liquidated.

         The investment goals of Global Bond Fund and Americas Government Securities Fund are similar. Americas Government Securities Fund's investment goal is to provide a high level of current income, with total return as a secondary goal. Global Bond Fund's investment goal is current income with capital appreciation and growth of income. The main difference between the investment strategies of the two funds is that under normal market conditions, Americas Government Securities Fund primarily invests in debt securities issued or guaranteed by governments and government entities of the Western Hemisphere, while Global Bond Fund primarily invests in debt securities of companies, governments and government agencies located anywhere in the world, which generally permits Global Bond Fund to invest in a broader range of debt instruments than the Americas Government Securities Fund.

         This Prospectus/Proxy Statement gives the information about the proposed reorganization and Class A Shares of Global Bond Fund that you should know before investing. You should retain it for future reference. Additional information about Global Bond Fund and the proposed reorganization can be found in the following documents:

o The Prospectus of Global Bond Fund - Class A & C dated January 1, 1999, as supplemented March 23, 1999 (the "Global Bond Fund Prospectus") is enclosed with and considered a part of this Prospectus/Proxy Statement.

o The Annual Report to Shareholders of Global Bond Fund dated August 31, 1998 contains financial and performance information for the Global Bond Fund and is enclosed with and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information dated July __, 1999 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

         The Prospectus of Americas Government Securities Fund dated August 1, 1998, as amended January 1, 1999 and supplemented January 29, 1999 and May 19, 1999 (the "Americas Government Securities Fund Prospectus"), and Americas Government Securities Fund's Annual Report to Shareholders dated March 31, 1999, which contains financial and performance information for Americas Government Securities Fund, are each on file with the SEC (File nos. 33-73244 and 811-08226) and are incorporated by reference herein.

         You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



                                     SUMMARY

         This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Agreement and Plan (attached as Exhibit A), the Global Bond Fund Prospectus (enclosed as Exhibit
B), and the Annual Report to Shareholders of the Global Bond Fund (enclosed as Exhibit C).

WHAT PROPOSAL AM I VOTING ON?

         At a meeting held on May 19, 1999, the Board of Trustees of Investment Trust approved the Agreement and Plan and determined to recommend that shareholders of Americas Government Securities Fund vote to approve the Agreement and Plan. If shareholders of Americas Government Securities Fund vote to approve the Agreement and Plan, it will result in the transfer of the net assets of Americas Government Securities Fund to Global Bond Fund, in exchange for an equal value of shares of Global Bond Fund. The shares of Global Bond Fund will then be distributed to Americas Government Securities Fund shareholders and Americas Government Securities Fund will be liquidated. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of Americas Government Securities Fund and will become a shareholder of Global Bond Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

         This means that your shares of Americas Government Securities Fund will be exchanged for an equal value of shares of Global Bond Fund. You will receive Class A shares of Global Bond Fund equal in value to your investment in shares of Americas Government Securities Fund.

         Like Americas Government Securities Fund, Global Bond Fund is a mutual fund in the Franklin Templeton Group of Funds that is managed by Investment Counsel. Global Bond Fund has an investment goal and policies that are similar in a number of respects, but not identical, to those of Americas Government Securities Fund. For the reasons set forth in the "Reasons for the Transaction" section, the Board of Trustees of Investment Trust has determined that the Transaction is in the best interests of the shareholders of Americas Government Securities Fund. The Boards of Trustees of Investment Trust and Income Trust also concluded that no dilution in value would result to the shareholders of Americas Government Securities Fund or Global Bond Fund, respectively, as a result of the Transaction.

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                     VOTE TO APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

         Shareholders who own shares of the Americas Government Securities Fund at the close of business on August 3, 1999 will be entitled to vote at the Meeting and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a "majority of the outstanding voting securities" of Americas Government Securities Fund must be voted in favor of the Agreement and Plan, which means the vote of: (i) more 50% of the outstanding shares of Americas Government
Securities Fund; or (ii) 67% or more of the voting securities of Americas Government Securities Fund present at the meeting, if the holders of more than 50% of the voting securities are present or represented by proxy, whichever is less.

         Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card. If you return your signed proxy card, your votes will be officially cast at the Meeting by the persons appointed as proxies.

         You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

         It is expected that shareholders of Americas Government Securities Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Global Bond Fund Class A Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You also should consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

         While not identical, the investment goals of Global Bond Fund and Americas Government Securities Fund are similar in a number of respects. Americas Government Securities Fund's investment goal is to provide a high level of current income, with total return as a secondary goal. Global Bond Fund's investment goal is current income with capital appreciation and growth of income. While both funds seek to achieve their goals by primarily investing in debt securities, the type and quality of the debt securities in which the funds normally invest differ.

         The main difference between the investment strategies of the two funds is that Americas Government Securities Fund primarily invests in debt securities issued or guaranteed by governments and government entities of the Western Hemisphere. This includes countries located in North, South and Central America and the surrounding waters. Global Bond Fund primarily invests in debt securities of companies, governments and government agencies located anywhere in the world, which generally permits the fund to invest in a broader range of debt instruments than the Americas Government Securities Fund. Global Bond Fund will invest at least 65% of its total assets in issuers located in at least three different countries. Both funds may invest up to 100% of their total assets in emerging markets.

         Both funds may invest in debt securities rated in any rating category. Generally, a lower rating indicates higher risk. Americas Government Securities Fund may invest up to 100% of its total assets in non-investment grade debt securities. Non-investment grade securities are those rated lower than BBB by Standard & Poor's Corporation (S&P) or Baa by Moody's Investors Services, Inc. (Moody's) or, if unrated, determined by the fund to be of comparable quality, and are commonly referred to as "junk bonds." Global Bond Fund may invest in debt securities in any rating category, including up to 25% of its total assets in debt-securities rated below investment grade, but focuses on "investment grade" debt securities. These are issues rated in the top four rating categories by independent rating agencies such as S&P or Moody's or, if unrated, determined by the fund's manager to be comparable.

         Up to 35% of the total assets of Americas Government Securities Fund may be invested in securities issued by non-government issuers, including corporations and financial institutions, located in the Western Hemisphere. Global Bond Fund may also invest in equity securities and American, European and Global Depository Receipts of issuers located anywhere in the world.

         For more information about the investment goals and policies of the funds, please see "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

         As with most investments, investments in Global Bond Fund and Americas Government Securities Fund involve risks. There can be no guarantee against losses resulting from an investment in either fund, nor can there be any assurance that either fund will achieve its investment goal. The risks associated with an investment in each fund include risks associated with debt investments generally, such as interest rate, credit and other risks applicable to fixed income securities. However, because Americas Government Securities Fund may invest in securities rated in any rating category, including without limit in high yield debt securities, while Global Bond Fund focuses on investment grade securities, Americas Government Securities Fund's portfolio is generally subject to greater credit risk than Global Bond Fund's portfolio. In addition, both funds may invest some portion of their assets in securities of issuers in emerging markets. Such securities are subject to greater risks due to a lack of established legal, business and social frameworks to support securities markets. Because Americas Government Securities Fund tends to invest a greater portion of its assets in these securities, specifically in Latin American securities, than Global Bond Fund it has greater exposure to these risks. Both Americas Government Securities Fund and Global Bond Fund are non-diversified funds, which means they may invest a greater portion of their assets in the securities of one issuer, and therefore a smaller number of individual issuers, than a diversified fund. Therefore, both funds may be more sensitive to economic, business, political or other changes affecting similar issuers or securities.

         For more information about the risks of the funds, see "What are the risk factors associated with investments in the funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

         The management of the business and affairs of each fund is the responsibility of each fund's respective Board of Trustees. Both funds are open-end series funds of a registered management investment company, commonly referred to as "mutual funds." Global Bond Fund is a series of Income Trust. Income Trust was organized as a Massachusetts business trust on June 16, 1986, and is registered with the SEC. Americas Government Securities Fund is a series of Investment Trust. Investment Trust was organized as a Delaware business trust on December 21, 1993, and is also registered with the SEC.

         Investment Counsel, through its Templeton Global Bond Managers division, manages the assets of both funds and makes each fund's investment decisions. A team from the Templeton Global Bond Managers division is responsible for the day-to-day management of each fund. Investment Counsel is a wholly-owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Investment Counsel and its affiliates serve as investment manager or administrator to 54 registered investment companies, with approximately 163 U.S.-based funds or series. They have over $227 billion in combined assets under management for approximately 7 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

         Global Bond Fund has a management agreement with Investment Counsel under which Investment Counsel receives a management fee equal to an annual rate of 0.50% of the value of average daily net assets up to and including $200 million; 0.45% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and 0.40% of the value of average daily net assets over $1.3 billion. Each class of the fund's shares pays its proportionate share of the management fee.

         Americas Government Securities Fund has a management agreement with Investment Counsel under which Investment Counsel receives a management fee (before any waiver) equal to an annual rate of 0.60% of its average daily net assets. Under an agreement by Investment Counsel to waive its fees, which Investment Counsel may end at any time after July 31, 1999, upon notice to the fund's Board of Trustees, Investment Counsel charged the fund no management fee for the fiscal year ended March 31, 1998, and paid a portion of the fund's other expenses.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

         The following table describes the fees and expenses that you may pay if you buy and hold shares of Americas Government Securities Fund or Class A shares of Global Bond Fund. The table also shows the estimated expense levels of Global Bond Fund after the proposed Transaction.



                                                                     ACTUAL +
                                                        ------------------------------------
                                                                                                 (PROJECTED)
                                                             AMERICAS                         GLOBAL BOND FUND -
                                                            GOVERNMENT        GLOBAL BOND          CLASS A
                                                         SECURITIES FUND    FUND - CLASS A    AFTER TRANSACTION
                                                       ------------------   --------------    ------------------

SHAREHOLDER TRANSACTION EXPENSES*
         Maximum Sales Charge (as a percentage of
         offering price).........................             4.25%              4.25%              4.25%
         Paid at time of purchase/1/.............             4.25%              4.25%              4.25%
         Paid at time of redemption/2/...........              None              None                None
         Exchange fee (per transaction)**........             $5.00              $5.00              $5.00

ANNUAL FUND OPERATING EXPENSES
(as percentage of average net assets)
         Management Fees.........................              0.60%/3/          0.49%              0.49%
         Rule 12b-1 Fees /4/.....................              0.35%             0.25%              0.25%
         Other Expenses..........................              0.64%/5/          0.42%              0.44%
         Total Annual Fund Operating Expenses....              1.59%             1.16%              1.18%


+ Information provided is for Americas Government Securities Fund shares for the fiscal year ended March 31, 1999. Information for Global Bond Fund Class A shares is provided for the fiscal year ended August 31, 1998.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

** There is a $5.00 fee for each exchange by a Market Timer, as that term is defined in the Glossary of this Prospectus/Proxy Statement. We process all other exchanges without a fee.

1. There is no front-end sales charge if you invest $1 million or more.

2. A Contingent Deferred Sales Charge (CDSC) may apply to any purchase of $1 million or more if you sell the shares within one year. A CDSC may also apply to purchases by certain retirement plans that qualify to buy Class A shares of Global Bond Fund without a front-end sales charge. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. See "Choosing a Share Class" in the Global Bond Fund Prospectus and "How Do I Sell Shares? - Contingent Deferred Sales Charge" in the Americas Government Securities Fund Prospectus for details.

3. As a result of a fee waiver, which Investment Counsel may end at any time after July 31, 1999, actual management fees are 0.00%.

4. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under the NASD's Rules.

5. As a result of a fee waiver, which may be ended at any time after July 31, 1999, actual other expenses are 0.92%.

EXAMPLE

The following expense example can help you compare the cost of investing in Global Bond Fund Class A shares versus the cost of investing in Americas Government Securities Fund. Assume the annual return for each fund is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.


                                                        1 YEAR        3 YEARS         5 YEARS          10 YEARS
                                                        ------        -------         -------          --------
Americas Government Securities Fund                     $580*           $906           $1,254           $2,234
Global Bond Fund-Class A                                $538*           $778           $1,036           $1,774
Projected Global Bond Fund-Class A (after
     Transaction)                                       $540*           $784           $1,046           $1,796

* Assumes a Contingent Deferred Sales Charge will not apply.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

         For the Global Bond Fund - Class A shares, per share income information for the past five fiscal years (and the most recent six-month semiannual period) is shown immediately below under the heading "Financial Highlights." Also, the current Annual Report to Shareholders of Global Bond Fund, which is enclosed with and considered a part of this Prospectus/Proxy Statement, contains more financial information about Global Bond Fund and a discussion of Global Bond Fund's performance during the fiscal year ended August 31, 1998. The current Semi-Annual Report to Shareholders of Global Bond Fund, which contains financial information about Global Bond Fund as of the six-month period ended February 28, 1999 is available upon request, and is included in the SAI related to this Prospectus/Proxy Statement.

         The Americas Government Securities Fund Prospectus, as well as its Annual Report to Shareholders for the fiscal year ended March 31, 1999, contain more financial information about Americas Government Securities Fund. These documents are available upon request (see "Information About Americas Government Securities Fund").


                              Financial Highlights
                           Global Bond Fund - Class A

                                                 Six Months Ended
                                                FEBRUARY 28, 1999               YEAR ENDED AUGUST 31,
                                                -----------------------------------------------------------------------
                                                  (UNAUDITED)       1998       1997       1996       1995       1994+
                                                  -----------       ----       ----       ----       ----       -----
Per Share Operating Performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period                $9.49          $9.82      $9.76      $9.32      $9.05      $9.96
                                                     -----          -----      -----      -----      -----      -----
Income from investment operations:
     Net investment income                            .28            .60        .63        .69        .73        .72
     Net realized and unrealized gains (losses)      (.24)          (.32)       .03        .35        .17       (.91)
                                                     -----          -----       ---        ---        ---       -----
Total from investment operations                      .04            .28        .66       1.04        .90       (.19)
                                                      ---            ---        ---       ----        ---       -----
     Less Dividends from net investment income       (.30)          (.55)      (.60)      (.58)      (.54)      (.53)
     Less Distributions from net realized gains         -           (.06)        -          -          -        (.07)
     Less: Tax  return  of capital                      -              -         -        (.02)      (.09)      (.12)
                                                     -----          -----      -----      -----      -----     ------
Total Distributions                                  (.30)          (.61)      (.60)      (.60)      (.63)      (.72)
                                                     -----          -----      -----      -----      -----      -----
Net Asset value, end of period                      $9.23          $9.49      $9.82      $9.76      $9.32      $9.05
                                                    ======         =====      ======     ======     =====      ======

Total return /1/                                      .33%          2.82%      6.87%     11.44%     10.43%     (2.01%)

Ratios/Supplemental Data
Net assets, end of period (000's)                   $170,573      $189,898   $198,131   $185,596   $191,301    $205,482
Ratios to average net assets:
    Expenses                                         1.20%/2/       1.17%      1.15%      1.13%      1.18%      1.18%
    Net investment Income                            5.90%/2/       6.12%      6.41%      7.09%      7.99%      7.50%
Portfolio turnover rate                             63.69%        75.95%     166.69%    109.40%    101.12%    139.23%

--------------------------------
   1     Total return does not reflect sales charges and is not annualized.
   2     Annualized.
   +     Based on weighted average shares outstanding.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

         TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the funds.

         The Chase Manhattan Bank acts as the custodian of the securities and other assets of both funds. The main office of the Chase Manhattan Bank that provides custody services is MetroTech Center, Brooklyn, NY 11245. As a foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.

         ADMINISTRATIVE SERVICES. FT Services, a wholly-owned subsidiary of Resources, provides certain administration services and facilities for both funds.

         DISTRIBUTION SERVICES. Pursuant to underwriting agreements with each fund, Distributors acts as principal underwriter in a continuous public offering of the funds' shares. Distributors pays the expenses of the distribution of fund shares, including advertising expenses and the costs of printing sales materials and prospectuses used to offer shares to the public.

         DISTRIBUTION AND SERVICE (12B-1) FEES. Americas Government Securities Fund and Global Bond Fund - Class A shares each has a separate distribution or "Rule 12b-1" plan under which it shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to Global Bond Fund - Class A shares are based only on the fees attributable to that particular class.

         Payments by Global Bond Fund under its Class A plan may not exceed 0.25% per year of Class A's average daily net assets and payments by Americas Government Securities Fund under its plan may not exceed 0.35% per year of that Fund's average daily net assets. All distribution expenses over these amounts will be borne by those who have incurred them. In the case of the Global Bond Fund plan, expenses not reimbursed in any quarter may be reimbursed in future quarters or years, while the Americas Government Securities Fund plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

         PURCHASES AND REDEMPTIONS. The maximum front-end sales charge for Class A shares of Global Bond Fund and Americas Government Securities Fund is 4.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Each fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

         You may sell (redeem) your shares at any time. Shares of each fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

         Shares of each fund may be redeemed at their respective Net Asset Value per share. However, redemptions of shares of each fund which were purchased in amounts of $1,000,000 or more generally are subject to a Contingent Deferred Sales Charge. Global Bond Fund shares acquired by Americas Government Securities Fund shareholders as a result of this Transaction are subject to a Contingent Deferred Sales Charge to the same extent that the Americas Government Securities Fund shares were subject to a Contingent Deferred Sales Charge.

         Additional information and specific instructions explaining how to buy, sell, and exchange shares of Global Bond Fund are outlined in the current prospectus of Global Bond Fund under the heading "Your Account" and in the Americas Government Securities Fund Prospectus under the heading "About Your Account." The accompanying Global Bond Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These phone numbers are the same for the Global Bond Fund and Americas Government Securities Fund.

         DIVIDENDS AND DISTRIBUTIONS. Both funds declare dividends. The amount of these dividends will vary depending on changes in the funds' net investment income. Neither fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares.

         Each fund automatically reinvests distributions in additional shares of that fund unless you select a different option. Specific instructions explaining how to select a different option are outlined in the current Americas Government Securities Fund Prospectus under the heading "What Distributions Might I Receive From the Fund?" and in the attached Global Bond Fund Prospectus under the heading "Investor Services - Distribution Options."

         Distributions from the funds, whether you receive them in cash or in additional shares, are generally subject to income tax. Each fund will send you a statement in January of the current year that reflects the amount of ordinary dividends, capital gain distributions and non-taxable distributions you received from the fund in the prior year.

         Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangible taxes.

         For more information about the tax implications of investments in the funds, see the attached Global Bond Fund Prospectus under the heading "Distributions and Taxes" or the current Americas Government Securities Fund Prospectus under the heading "How Taxation Affects the Fund and Its Shareholders."

                           REASONS FOR THE TRANSACTION

         The Board of Trustees of Investment Trust, on behalf of Americas Government Securities Fund, has recommended the Transaction for purposes of combining Americas Government Securities Fund with a larger fund. Because of the relatively low demand for Americas Government Securities Fund, Investment Counsel recommended to the Board of Trustees of Investment Trust that the assets of Americas Government Securities Fund be combined with a larger fund that has similar investment goals and policies. A larger fund should be better able to diversify its investments and to obtain certain savings in costs for Americas Government Securities Fund and its shareholders. The Transaction was also recommended to combine similar funds within the Franklin Templeton Group to eliminate duplication of expenses and internal competition.

         The Agreement and Plan was presented to Investment Trust's Board of Trustees at a meeting held on May 19, 1999. At the meeting, the Board of Trustees questioned management about the potential benefits and costs to shareholders of the Americas Government Securities Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the expense ratios of Global Bond Fund and Americas Government Securities Fund; the comparative investment performance of Global Bond Fund and Americas Government Securities Fund; the compatibility of the investment goals, policies, restrictions and investments of Americas Government Securities Fund with those of Global Bond Fund; the tax consequences of the Transaction; and the significant experience of Investment Counsel. During the course of its deliberations, the Board of Trustees also considered that the expenses of the Transaction will be shared one-quarter by Global Bond Fund, one-quarter by Americas Government Securities Fund, and one-half by Investment Counsel.

         The Board of Trustees concluded that the Transaction is in the best interests of the shareholders of Americas Government Securities Fund and that no dilution of value would result to the shareholders of Americas Government Securities Fund from the Transaction. It then decided to approve the Agreement and Plan and to recommend that shareholders of Americas Government Securities Fund vote to approve the Transaction. As required by law, the Board members approving the Agreement and Plan included a majority of the trustees who are not interested persons of Americas Government Securities Fund.

         The Board of Trustees' conclusion was based on a number of factors, including that the Transaction would permit shareholders to pursue their investment goals in a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, would be largely unaffected by the Transaction.

         The Board of Trustees of Income Trust, on behalf of Global Bond Fund, also determined that the Transaction was in the best interests of Global Bond Fund and its shareholders and that no dilution would result to those shareholders.

         FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF INVESTMENT TRUST, ON BEHALF OF AMERICAS GOVERNMENT SECURITIES FUND, RECOMMENDS THAT YOU VOTE FOR THE AGREEMENT AND PLAN.

         If shareholders of Americas Government Securities Fund do not approve the Agreement and Plan, the Board of Trustees will consider other possible courses of action for Americas Government Securities Fund, including dissolution and liquidation.

                        INFORMATION ABOUT THE TRANSACTION

         This is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

         If the shareholders of Americas Government Securities Fund approve the Agreement and Plan, the Transaction will take place after various conditions are satisfied by Investment Trust on behalf of Americas Government Securities Fund, and by Income Trust on behalf of Global Bond Fund, including the delivery of certain documents. Investment Trust and Income Trust will agree on a specific date for the actual Transaction to take place. This is called the closing date. If the shareholders of Americas Government Securities Fund do not approve the Agreement and Plan, the Transaction will not take place.

         In anticipation of the proposed Transaction, the Board of Trustees decided to close Americas Government Securities Fund to new investors effective after the close of business on June 8, 1999. If you were a shareholder of record as of the close of business on June 8, 1999, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions.

         If the shareholders approve the Agreement and Plan, Americas Government Securities Fund will deliver to Global Bond Fund substantially all of its assets on the closing date. In exchange, Americas Government Securities Fund will receive Class A shares of Global Bond Fund which have a value equal to the dollar value of the assets delivered to Global Bond Fund. The stock transfer books of Americas Government Securities Fund will be permanently closed as of 4:00 p.m. Eastern time on the closing date. Americas Government Securities Fund will only accept requests for redemption received in proper form before 4:00 p.m. Eastern Time on the closing date. Requests received after that time will be considered requests to redeem shares of Global Bond Fund.

         To the extent permitted by law, the funds may agree to amend the Agreement and Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of Americas Government Securities Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

         The expenses resulting from the Transaction will be paid one-quarter by Global Bond Fund, one-quarter by Americas Government Securities Fund, and one-half by Investment Counsel.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Investment Trust on behalf of Americas Government Securities Fund and Income Trust on behalf of Global Bond Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the funds, that shareholders of Americas Government Securities Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Americas Government Securities Fund for shares of Global Bond Fund and that neither Global Bond Fund nor its Class A shareholders will recognize any gain or loss upon receipt of the assets of the Americas Government Securities Fund.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

  WHAT SHOULD I KNOW ABOUT GLOBAL BOND FUND CLASS A SHARES?

         Global Bond Fund Class A Shares will be distributed to shareholders of the Americas Government Securities Fund. Each share will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof. Each Global Bond Fund Class A Share will have no preemptive or conversion rights and will be transferable upon the books of Global Bond Fund. The shares of Global Bond Fund will be recorded electronically in each shareholder's account. Global Bond Fund will then send a confirmation to each shareholder. As described in its prospectus, Global Bond Fund does not issue share certificates unless requested. Former shareholders of Americas Government Securities Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Global Bond Fund until the certificates have been returned.

         Both Global Bond Fund and Americas Government Securities Fund have non-cumulative voting rights. This gives the holders of more than 50% of the shares voting the ability to elect 100% of the trustees.

         Like Americas Government Securities Fund, Global Bond Fund does not routinely hold shareholders' meetings. Global Bond Fund may hold special meetings for matters requiring shareholder approval. A meeting of either Trust's shareholders may also be called by its respective Board of Trustees in such Board's discretion or at the request of its shareholders who hold at least 10% of that Trust's outstanding shares in order to consider the removal of a Board member.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

         The following table sets forth, as of June 30, 1999, the capitalization of Americas Government Securities Fund and the Class A shares of Global Bond Fund. The table also shows the projected capitalization of the Class A shares of Global Bond Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Class A shares of Global Bond Fund is likely to be different when the Transaction is consummated.

                                                                                             Including Pro Forma
                                                                                              Adjustments Global
                                                                                             Bond Fund - Class A
                                                      Americas Government  Global Bond Fund    Projected after
                                                        Securities Fund        - Class A         Transaction
                                                          (UNAUDITED)         (UNAUDITED)        (UNAUDITED)*
                                                      -------------------  ----------------    ------------------
         Net assets..................................     $19,806,800      $153,401,459        $173,201,211
         Total shares outstanding....................     $2,070,193       $17,252,950         $19,480,606
         Net asset value per share...................     $9.57            $8.89               $8.89



* Global Bond offers two additional classes of shares, Class C and Advisor Class. Global Bond Fund currently has 19,458,413 shares outstanding of all of its classes reflecting combined net assets of $173,030,166. After the reorganization, there are expected to be approximately 21,686,069 shares of all classes outstanding reflecting combined net assets of $192,829,918.

                   COMPARISON OF INVESTMENT GOALS AND POLICIES

         This section describes key investment policies of Global Bond Fund and Americas Government Securities Fund, and certain noteworthy differences between the investment goals and policies of the funds. For a complete description of Global Bond Fund's investment policies and risks, you should read the Global Bond Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

         The investment goals of Global Bond Fund and Americas Government Securities Fund are substantially similar. Americas Government Securities Fund's investment goal is to provide a high level of current income, with total return as a secondary goal. Global Bond Fund's investment goal is current income with capital appreciation and growth of income. Both investment goals are fundamental.

         While both funds seek to achieve their goals by primarily investing in debt securities, the type and quality of the debt securities in which the funds normally invest differ. The main difference between the investment strategies of the two funds is that Americas Government Securities Fund primarily invests in debt securities issued or guaranteed by governments and government entities of the Western Hemisphere. This includes countries located in North, South and Central America and the surrounding waters. Global Bond Fund primarily invests in debt securities of companies, governments and government agencies located anywhere in the world. At least 65% of Global Bond Fund's total assets will be invested in issuers located in at least three countries (including the U.S.). This generally permits Global Bond Fund to invest in a broader range of debt instruments than Americas Government Securities Fund.

         Both funds may invest in debt securities rated in any rating category. Generally, a lower rating indicates higher risk. Americas Government Securities Fund may invest up to 100% of its total assets in non-investment grade debt securities. Global Bond Fund may only invest up to 25% of its total assets in non-investment grade debt securities and focuses its investments on "investment grade" debt securities.

         Policies or restrictions stated in this Prospectus/Proxy Statement as fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the fund, or (ii) 67% or more of the shares represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are represented.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND THE INVESTMENT POLICIES OF THE FUNDS COMPARE?

         DEBT SECURITIES.

         Both funds normally invest at least 65% of its total assets in debt securities. For Americas Government Fund, these are debt securities issued or guaranteed by government entities of Western Hemisphere countries. Global Bond Fund is not subject to geographic limits on debt securities investments. The debt securities in which Global Bond Fund primarily invests are issued by companies, as well as by governments and government agencies located anywhere in the world. Each fund currently holds a relatively significant portion of its total assets in U.S. government bonds.

         Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures. In selecting debt securities, Americas Government Securities Fund may include obligations that have been indexed to foreign currency exchange rates. Indexed obligations generally provide that at maturity the principal amount is adjusted up or down (but not below zero) to reflect fluctuations in the exchange rate between two currencies during the period the obligation was outstanding. Investments in indexed securities are subject to the risk of loss in the event that exchange rate movements are not accurately predicted.

         Both funds may purchase debt securities of any maturity.

         Americas Government Securities Fund invests its assets in securities rated in any category by independent rating agencies (or, if unrated, determined by the fund's manager to be comparable) and may invest up to 100% of its total assets in non-investment grade securities. Non-investment grade securities are those rated lower than BBB by S&P or Baa by Moody's or, if unrated, determined by the fund to be of comparable quality, and are commonly referred to as "junk bonds."

         Global Bond Fund also may buy both rated and unrated debt securities, including lower-rated debt securities such as high yield corporate securities, but may only invest up to 25% of its total assets in non-investment grade securities. Global Bond Fund focuses its investments on "investment grade" debt securities. These are issues rated in the top four rating categories by independent rating agencies such as S&P or Moody's or, if unrated, determined by the fund's manager to be comparable.

         EQUITY SECURITIES.

         Both funds have the ability to invest in equity securities, although both funds currently hold a relatively insignificant portion of their assets in such securities. Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, and convertible securities.

         FOREIGN SECURITIES.

         Each fund may invest up to 100% of its assets in foreign securities issued by foreign corporations, governments and their government entities. Americas Government Securities Fund focuses its investments in the countries of the Western Hemisphere including North, South, and Central America and surrounding waters, some of which are considered emerging markets. Global Bond Fund has no geographic limitation, except that at least 65% of the total assets of the Global Bond Fund is invested in at least three countries (including the U.S.). Both funds may invest up to 100% of its total assets in emerging markets. Both funds may also buy foreign securities that are traded in the U.S. or directly in foreign markets and may buy securities denominated in foreign currencies.

         DEPOSITARY RECEIPTS.

         Both funds may invest in American, European and Global Depository Receipts. Depository Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

         MORTGAGE SECURITIES.

         Americas Government Securities Fund may invest in a variety of mortgage securities, while Global Bond Fund may only invest in collateralized mortgage obligations. Mortgage securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings or other real estate. These mortgage loans may have either fixed or adjustable interest rates. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

         Both funds may invest in mortgage-backed securities that are issued by U.S. government agencies and private institutions. Americas Government Securities Fund may invest without limit in mortgage-backed securities issued or guaranteed by Government entities, but may invest only up to 35% of its total assets in privately issued mortgage-backed and asset-backed securities. The payment of interest and principal on securities issued by U.S. government agencies generally is guaranteed either by the full faith and credit of the U.S. government or by the credit of the agency. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the securities or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions. The U.S. government and its agencies do not guarantee mortgage-backed securities issued by private institutions.

         MORTGAGE-BACKED SECURITIES. Americas Government Securities Fund may invest up to 25% of its total assets in derivative mortgage-backed securities consisting primarily (but not exclusively) of stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") Both funds may invest in debt obligations that are collateralized by mortgage loans or mortgage pass-through securities. CMOs are fixed-income securities that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other issuers in the U.S. The underlying mortgages are backed by residential and various types of commercial properties. Timely payment of interest and principal (but not the market value) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage asset and, in some cases, by U.S. government agencies. Prepayments of the mortgages underlying a CMO, which usually increase when interest rates decrease, will generally reduce the life of the mortgage pool, thus impacting the CMO's yield. Under these circumstances, the reinvestment of prepayments will generally be at a rate lower than the rate applicable to the original CMO.

         ASSET-BACKED SECURITIES. Americas Government Securities Fund may invest in asset-backed securities rated in any category by the rating agencies. Asset-backed securities are securities backed by home equity loan receivables; credit card receivables; automobile, mobile home and recreational vehicle loans and leases; and other receivables. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure).

         BRADY BONDS AND OTHER DEBT SECURITIES OF GOVERNMENT ENTITIES.

         Americas Government Securities Fund may invest a portion of its assets in certain debt securities referred to as "Brady Bonds." These are public-issue bonds of developing countries that are created through an exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring plan introduced by former U.S. Treasury Secretary, Nicholas F. Brady. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are generally considered speculative. In addition, many Brady Bonds currently are rated below investment grade.

         Americas Government Securities Fund may also invest in restructured external debt that has not undergone a Brady-style debt exchange, and internal government debt.

         OPTIONS.

         Each fund may buy and sell options on securities, securities indices, and futures contracts, although neither fund currently intends to enter into such transactions. An option on a security or futures contract is a contract that allows the buyer of the option the right to buy or sell a specified security or futures contract from or to the seller at a specified price during the term of the option. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price.

         Each fund may only sell covered options. This means that, with respect to any call option written, the fund will own the underlying securities or comparable securities satisfying the cover requirements of the securities exchanges. In addition, Americas Government Securities Fund will limit the sale of options on its securities to 15% or less of its total assets and may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

         FUTURES CONTRACTS.

         Each fund may enter into contracts for the purchase or sale for future delivery of securities or contracts based upon financial or securities indices ("financial futures") and options on these contracts, although Global Bond Fund does not currently intend to enter into such transactions. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. A futures contract on a foreign currency is an agreement to buy or sell a specific amount of a currency for a set price on a future date. Neither fund may commit more than 5% of its total assets to initial margin deposits on futures contracts. Additionally, Americas Government Securities Fund will not engage in transactions in futures contracts or related options for speculation but only as a hedge against changes resulting from market conditions in the values of its securities or securities it intends to buy.

         FOREIGN CURRENCY EXCHANGE CONTRACTS.

         Both funds may enter into forward foreign currency contracts, which are agreements to buy or sell a specific currency at a set price on a future date.

         STRUCTURED INVESTMENTS.

         Each fund may invest in structured investment transactions. Included among the issuers of debt securities in which the funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured investments") backed by, or representing interest in, the underlying instruments.

         REPURCHASE AGREEMENTS.

         Each fund will generally have a portion of its assets in cash and cash equivalents for a variety of reasons, including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from a bank or broker-dealer at one price and agrees to sell the security back to the bank or broker-dealer at a higher price after a short period of time (generally, less than seven days). The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement. If the bank or broker-dealer does not purchase the securities as agreed, the funds may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. Both funds intend to enter into repurchase agreements with banks or broker-dealers considered to be creditworthy by their managers.

         TEMPORARY INVESTMENTS.

         When Investment Counsel believes unusual or adverse economic, market or other conditions exist, each fund's portfolio may be invested in a temporary defensive manner. Under these circumstances, the Global Bond Fund may invest all of its assets in: U.S. government securities maturing in 13 months or less, commercial paper, bank time deposits with less than seven days remaining to maturity, and banker's acceptances. Similarly, under these circumstances, the Americas Government Securities Fund may invest up to 100% of its assets in money market securities denominated in the currency of any nation including: short-term and medium-term securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities; finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the fund to be of comparable quality; bank obligations (including certificates of deposit, time deposits and banker's acceptances); and repurchase agreements with banks and broker-dealers. Under these circumstances, the funds may be unable to pursue their investment goals.

         ILLIQUID SECURITIES.

         Global Bond Fund may not invest more than 10% of its total assets in restricted and other securities that are not readily marketable. Americas Government Securities Fund may not invest more than 15% of its total assets in illiquid securities, including no more than 10% of its total assets in restricted securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them. Restricted securities are generally securities that are subject to restrictions on their transfer.

         CONCENTRATION.

         Both Funds may invest in any industry although neither will concentrate (invest more than 25% of its total assets) in any one industry.

         DIVERSIFICATION.

         Both funds are non-diversified funds, which means they may invest a greater portion of their assets in the securities of one issuer and, therefore, a smaller number of individual issuers than a diversified fund. Economic, business, political or other changes can affect all securities of a similar type. Because the funds are non-diversified, they may be more sensitive to these changes. Although both funds may each invest a greater portion of their assets in the securities of one issuer than a diversified fund, they do intend to meet the diversification requirements of the Internal Revenue Code.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

         As described below, the funds have adopted similar restrictions as fundamental policies, which may not be changed without the approval of a majority of the outstanding voting securities of the fund.

         Each fund may not invest in real estate or mortgages on real estate (although each fund may invest in marketable securities secured by real estate or interests therein); invest in other open-end investment companies (except in connection with a merger, consolidation, acquisition or reorganization); invest in interests (other than publicly issued debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts (except futures contracts as described in the respective fund's prospectus). As a non-fundamental restriction, Americas Government Securities Fund may not purchase or sell real estate limited partnership interests or interests in oil, gas and mineral leases (other then securities of companies that invest in or sponsor such programs).

         Each fund may not invest more than 25% of the value of its total assets in one particular industry. In the case of Americas Government Securities Fund, if the fund receives from an issuer of securities held by the fund subscription rights to purchase securities of that issuer, and if the fund exercises such subscription rights at a time when the fund's portfolio holdings of securities of that issuer would otherwise exceed this limit, it will not constitute a violation if, prior to receipt of securities upon exercise of such rights, and after announcement of such rights, the fund has sold at least as many securities of the same class and value as it would receive on exercise of such rights.

         Neither fund may act as an underwriter; issue senior securities; or purchase on margin or sell short, except that the funds may make margin payments in connection with futures, options and currency transactions.

         Both funds are generally prohibited from making loans. Each fund, however, may purchase a portion of an issue of publicly distributed bonds, debentures, notes, and other evidences of indebtedness, and in the case of Americas Government Securities Fund, may lend its portfolio securities, and enter into repurchase agreements.

         Both funds are generally prohibited from borrowing money, except that Global Bond Fund may borrow money in amounts up to 30% of the value of its net assets and the Americas Government Securities Fund may borrow money from banks in amounts not exceeding 33 1/3% of the value of its total assets (including the amount borrowed).

         Neither fund may pledge, mortgage or hypothecate its assets for any purpose, except that the fund may do so to secure permitted bank borrowings. In the case of Global Bond Fund, such pledges, mortgages and hypothecations may not exceed 15% of its total assets and arrangements with respect to margin for futures contracts are not deemed to be a pledge of assets. In the case of Americas Government Securities Fund, this restriction does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts.

         Neither fund may participate on a joint or a joint and several basis in any trading account in securities.

         Global Bond Fund may not invest more than 15% of its total assets in securities of foreign companies that are not listed on a recognized U.S. or foreign securities exchange, including no more than 5% of its total assets in restricted securities and no more than 10% of its total assets in restricted securities and other securities (including repurchase agreements having more than seven days remaining to maturity) which are not restricted but which are not readily marketable (I.E., trading in the security is suspended or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers).

         The following policies are fundamental for Global Bond Fund, but are only non-fundamental for the Americas Government Securities Fund. Global Bond Fund may not: purchase or retain securities of any issuer in which officers or trustees of the fund or its investment manager, individually own more than 1/2 of 1% of the securities of such issuer, in the aggregate own more than 5% of such issuer's securities; invest in securities for the purpose of exercising control of management of the issuer; invest more than 5% of the value of its total assets in securities of any issuer that has been in continuous operation for less than three years; and invest more than 5% of its net assets in warrants whether or not listed on the New York Stock Exchange (NYSE) or American Stock Exchange, and more than 2% of its net assets in warrants that are not listed on those exchanges. Warrants acquired in units or attached to securities are not included in this restriction.

         In addition, Americas Government Securities Fund, as a matter of non-fundamental policy, also may not: purchase more than 10% of a company's outstanding voting securities; or invest more than 15% of the fund's total assets in securities that are not readily marketable (including repurchase agreements maturing in more than seven days and over-the-counter options purchased by the fund), including no more than 10% of its total assets in restricted securities. Rule 144A securities are not subject to the 10% limitation on restricted securities, although the fund will limit its investment in all restricted securities, including Rule 144A securities, to 15% of its total assets.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Like all investments, an investment in either of the funds involves risk. There is no assurance that the funds will meet their investment goals. The achievement of the funds' goals depend upon market conditions, generally, and on the investment manager's analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in foreign fixed-income securities of similar quality.

         CREDIT RISK.

         The funds' investments in debt securities involve credit risk. Credit risk is the possibility that the issuer of a debt security or the borrower on an underlying mortgage or debt obligation will be unable to make interest payments or repay principal. Changes in an issuer's or borrower's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that foreign entity to meet its obligations. Changes in the credit quality of the credit provider could affect the value of the security and a fund's share price.

         Non-investment grade securities, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. The risk of default or price changes due to changes in the issuer's credit quality is greater. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers are also more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of economic difficulty. Lower-rated securities may also be less liquid than higher-rated securities. Americas Government Securities Fund may invest to an unlisted extent in non-investment grade securities, while Global Bond Fund limits its investments in non-investment grade securities to 25% of total assets.

         INTEREST RATE RISK.

         When interest rates rise, debt securities prices fall. The opposite is also true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these price changes.

         INCOME RISK.

         Since a fund can only distribute what it earns, a fund's distributions to its shareholders may decline when interest rates fall.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK.

         Both funds are subject to risks particular to mortgage-backed and/or asset-backed securities. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. As a result, the holder of the mortgage securities may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage-backed securities, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of each fund's returns and share price depending on their level of investment in these securities.

         Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the funds invest. The value of these securities is extremely sensitive to changes in interest rates and the rate of principal payments and prepayments on the underlying mortgage assets.

         Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets and credit enhancements provided to support these securities, if any, may be inadequate to protect investors in the event of a default. Like mortgage-backed securities, asset-backed securities are also subject to prepayment risk. To varying degrees, the funds are subject to these risks.

         FOREIGN SECURITIES RISK.

         Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the funds. Investments in Depositary Receipts also involve some or all of the following risks:

         COUNTRY RISK. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect the fund's share price and fund performance.

         The political, economic and social structures of some countries the funds invest in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

         Each fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Volatility in these markets can be disconcerting and declines in excess of 50% are not unusual.

         While both funds may invest in securities of Latin American issuers, Americas Government Securities Fund generally invests a higher percentage of its assets in such securities. Global Bond Fund, on the other hand, generally invests a higher percentage of its assets in more developed countries, including the U.S., Canada, Australia, New Zealand, and Western European countries. Investing in Latin American issuers involves a high degree of risk and special considerations not typically associated with investing in the U.S. and other more developed securities markets, and should be considered highly speculative. Latin American countries may be subject to a greater degree of economic, political, and social instability than is the case in the U.S. or Western European countries.

         COMPANY RISK. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

         CURRENCY RISK.

         To the extent a fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

         EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries.

         Because the change to a single currency is new and untested, it is not possible to predict the impact of the euro on the business or financial condition of European issuers that a fund may hold in its portfolio, and their impact on fund performance. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

         STOCK RISK.

         While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. The price movements may result from factors affecting individual companies, industries or securities markets as a whole.

         DERIVATIVE SECURITIES RISK.

         Option transactions, foreign currency exchange transactions, futures contracts, swap agreements and CMOs are considered derivative investments since their value depends on the value of the underlying asset to be purchased or sold. A fund's investment in derivatives may involve a small investment relative to the amount of risk assumed. To the extent a fund enters into any of these transactions, their success will depend upon the manager's ability to predict market movements.

         ILLIQUID SECURITIES RISK.

         As a fundamental policy, each fund may invest up to 10%, in the case of Global Bond Fund, and 15%, in the case of Americas Government Securities Fund, of its total assets in securities with a limited trading market. Investments by a fund in illiquid securities involve the possibility that the securities cannot be readily sold or can only be resold at a price significantly lower than their value, which may have a negative effect on the value of the fund's shares.

         NON-DIVERSIFICATION RISK.

         Both funds are non-diversified funds. To the extent that a fund's investments are not diversified, the fund may be more sensitive to economic, political, business or regulatory developments affecting a single issuer or industry. This, in turn, may result in greater fluctuation in the value of the fund's share price.

         YEAR 2000 RISK.

         When evaluating current and potential portfolio positions, Year 2000 is one of the factors each fund's manager considers.

         The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S. may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness.

         If a company in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance.

         Each fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

         When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

         The funds' manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which a fund and its manager may have no control.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT AND PLAN?

         A "majority of outstanding voting securities" of Americas Government Securities Fund is necessary to approve the Agreement and Plan, which means the vote of: (i) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Americas Government Securities Fund held at the close of business on August 3, 1999. If sufficient votes to approve the Agreement and Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute a quorum) may adjourn the Meeting.

         Under relevant state law, and Income Trust's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Agreement and Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You can vote in any one of three ways:

          o  By mail, with the enclosed proxy card.
          o  In person at the Meeting.
          o Through Shareholder Communications Corporation ("SCC"), a proxy solicitor, by calling toll-free 1-800/248-1037.

A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE AGREEMENT AND PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

         You may revoke your proxy at any time before it is voted by sending a written notice to Investment Trust expressly revoking your proxy, by signing and forwarding to Investment Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees of Investment Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

         Shareholders of record of Americas Government Securities Fund on August 3, 1999 (the "Record Date") will be entitled to vote at the meeting. On the Record Date, there were __________ outstanding shares of Americas Government Securities Fund.

WHAT OTHER SOLICITATIONS WILL BE MADE?

         Americas Government Securities Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Americas Government Securities Fund may reimburse broker-dealer firms, custodians, and nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Investment Counsel, without extra pay, may conduct additional solicitations by telephone, personal interviews and other means. Investment Trust, on behalf of Americas Government Securities Fund, has engaged SCC to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses ranging between $_______and $_________. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by Americas Government Securities Fund, one-quarter by Global Bond Fund, and one-half by Investment Counsel.

ARE THERE DISSENTERS' RIGHTS?

         Shareholders of Americas Government Securities Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Global Bond Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                       INFORMATION ABOUT GLOBAL BOND FUND

         Information about Global Bond Fund is included in the Global Bond Fund Prospectus, which is enclosed with and considered a part of this Prospectus/Proxy Statement. Additional information about Global Bond Fund is included in its SAI dated January 1, 1999, as supplemented April 1, 1999, which has been filed with the SEC and is incorporated by reference into the SAI relating to this Prospectus/Proxy Statement. You may request a free copy of Global Bond Fund's SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Global Bond Fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. The Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, is enclosed with and considered a part of this Prospectus/Proxy Statement and its Semi-Annual Report to Shareholders for the period ended February 28, 1999 is included in the SAI related to this Prospectus/Proxy Statement.

         The Global Bond Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at HTTP://WWW.SEC.GOV.

              INFORMATION ABOUT AMERICAS GOVERNMENT SECURITIES FUND

         Information about Americas Government Securities Fund is included in the current Americas Government Securities Fund Prospectus, as well as the Americas Government Securities Fund's SAI dated August 1, 1998, as amended January 1, 1999, and in the Americas Government Securities Fund's Annual Report to Shareholders dated March 31, 1999. These documents have been filed with the SEC and the Americas Government Securities Fund Prospectus and Annual Report are incorporated by reference herein. You may request free copies of these documents and other information relating to Americas Government Securities Fund by calling 1-800/DIAL BEN(R) or by writing to 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030. Reports and other information filed by Americas Government Securities Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's internet address at http://www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

         As of the Record Date, the officers and Trustees of the Investment Trust, as a group, owned less than 1% of the outstanding voting shares of Class A shares of the Americas Government Securities Fund.

GLOSSARY OF USEFUL TERMS AND DEFINITIONS

1940 ACT -- Investment Company Act of 1940, as amended

DISTRIBUTORS -- Franklin/Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the principal underwriter for both funds

FRANKLIN TEMPLETON FUNDS -- The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP -- Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS -- All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES-- Franklin Templeton Services, Inc., the funds' administrator

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., the investment manager for Americas Government Securities Fund and Global Bond Fund, located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091.

INVESTOR SERVICES -- Franklin/Templeton Investor Services, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the shareholder servicing and transfer agent to Americas Government Securities Fund and Global Bond Fund, located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030

MARKET TIMERS -- Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges

NASD -- National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) -- The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding

RESOURCES --  Franklin Resources, Inc.

SAI -- Statement of Additional Information

SEC -- U.S. Securities and Exchange Commission

SECURITIES DEALER -- A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity

U.S.-- United States

                         EXHIBITS TO COMBINED PROSPECTUS
                               AND PROXY STATEMENT

EXHIBIT

  A Agreement and Plan of Reorganization between Templeton Global Investment Trust on behalf of Templeton Americas Government Securities Fund and Templeton Income Trust on behalf of Templeton Global Bond Fund (attached)

  B Prospectus of Templeton Global Bond Fund-Class A & C, dated January 1, 1999, as supplemented March 23, 1999 (enclosed)

  C Annual Report to Shareholders of Templeton Global Bond Fund, dated August 31, 1998 (enclosed)







                                    EXHIBIT A

                                               TEMPLETON GLOBAL INVESTMENT TRUST


                      AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement and Plan"), made as of this _____ day of _____________, 1999, by and between TEMPLETON INCOME TRUST ("Income Trust"), a business trust created under the laws of the Commonwealth of Massachusetts in 1986, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on behalf of Templeton Global Bond Fund ("Bond Fund"), a series of shares of Income Trust, and TEMPLETON GLOBAL INVESTMENT TRUST ("Investment Trust"), a business trust created under the laws of the State of Delaware in 1993, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on behalf of Templeton Americas Government Securities Fund ("Government Fund"), a series of shares of Investment Trust.

                             PLAN OF REORGANIZATION

         The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Income Trust, on behalf of Bond Fund, of substantially all of the property, assets and goodwill of Government Fund in exchange solely for shares of beneficial interest, par value $0.01 per share, of Bond Fund Class A ("Bond Fund Shares"); (ii) the distribution of Bond Fund Shares to the shareholders of Government Fund according to their respective interests; and (iii) the subsequent dissolution of Government Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                    AGREEMENT

         In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.  SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GOVERNMENT FUND.

         (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Income Trust herein contained, and in consideration of the delivery by Income Trust of the number of its Bond Fund Shares hereinafter provided, Investment Trust, on behalf of Government Fund, agrees that it will convey, transfer and deliver to Income Trust, on behalf of Bond Fund, at the Closing all of Government Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Government Fund's books as liability reserves;
(ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees shall reasonably deem to exist against Government Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Government Fund's books (hereinafter "Net Assets"). Government Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

         (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of Investment Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Trust agrees at the Closing to deliver to Investment Trust the number of Bond Fund Shares, determined by dividing the aggregate Net Assets of Government Fund on the Closing Date by the net asset value per share of Bond Fund Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

         (c) Immediately following the Closing, Government Fund shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Bond Fund Shares received by Government Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Bond Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Bond Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Government Fund shall be entitled to surrender the same to the transfer agent for Bond Fund in exchange for the number of Bond Fund Shares into which the shares of Government Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Bond Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Government Fund shall be deemed for all Bond Fund's purposes to evidence ownership of the number of Bond Fund Shares into which the shares of beneficial interest of Government Fund (which prior to the Closing were represented thereby) have been converted.

2.   VALUATION.

         (a) The value of Government Fund's Net Assets to be acquired by Income Trust, on behalf of Bond Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Government Fund's currently effective prospectus.

         (b) The net asset value of a share of beneficial interest of Bond Fund shall be determined to the nearest full cent as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Bond Fund's currently effective prospectus.

         (c) The net asset value of a share of beneficial interest of Government Fund shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Government Fund's currently effective prospectus.

3.   CLOSING AND CLOSING DATE.

         The Closing Date shall be October 21, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Income Trust at 2:00 p.m. Pacific time on the Closing Date. Investment Trust shall have provided for delivery as of the Closing of those Net Assets of Government Fund to be transferred to Bond Fund's Custodian, The Chase Manhattan Bank, N.A., MetroTech Center, Brooklyn, New York 11245. Also, Investment Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Government Fund's shares and the number of shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Income Trust shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Bond Fund to be delivered to said transfer agent registered in such manner as Investment Trust may request, or provide evidence satisfactory to Investment Trust that such Bond Fund Shares have been registered in an account on the books of Bond Fund in such manner as Investment Trust may request.

4.   REPRESENTATIONS AND WARRANTIES BY INVESTMENT TRUST.

         Investment Trust represents and warrants to Income Trust that:

         (a) Investment Trust is a business trust created under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state. Investment Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Government Fund's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

         (b) Investment Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of five (5) series, including Government Fund. Investment Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

         (c)    The financial statements appearing in Government Fund's
Annual Report to Shareholders for the fiscal year ended March 31, 1999, audited by McGladrey & Pullen LLP, copies of which have been delivered to Income Trust, fairly present the financial position of Government Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (d) The books and records of Government Fund made available to Income Trust and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Government Fund.

         (e) Investment Trust has the necessary power and authority to conduct Government Fund's business as such business is now being conducted.

         (f) Investment Trust is not a party to or obligated under any provision of its Trust Instrument or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by Investment Trust's execution of or performance under this Agreement and Plan.

         (g) Investment Trust has elected to treat Government Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Government Fund has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

5.   REPRESENTATIONS AND WARRANTIES BY INCOME TRUST.

         Income Trust represents and warrants to Investment Trust that:

         (a) Income Trust is a business trust created under the laws of the Commonwealth of Massachusetts on June 16, 1986, and is validly existing and in good standing under the laws of that commonwealth. Income Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Income Fund's shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

         (b) Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Bond Fund Shares to be issued pursuant to this Agreement and Plan will be fully paid, non-assessable, freely transferable and have full voting rights.

         (c) At the Closing, Bond Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Government Fund are presently eligible for offering to the public, and there are a sufficient number of Bond Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

         (d)    The financial statements appearing in Bond Fund's Annual
Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen LLP, and Semi-Annual Report to Shareholders for the six month period ended February 28, 1999, copies of which have been delivered to Investment Trust, fairly present the financial position of Bond Fund as of such dates and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

         (e) Income Trust has the necessary power and authority to conduct Bond Fund's business as such business is now being conducted.

         (f) Income Trust is not a party to or obligated under any provision of its Declaration of Trust, as amended, or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by Income Trust's execution of or performance under this Agreement and Plan.

         (g) Income Trust has elected to treat Bond Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and Bond Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6.   REPRESENTATIONS AND WARRANTIES BY INVESTMENT TRUST AND INCOME TRUST.

         Investment Trust and Income Trust each represents and warrants to the other that:

         (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Bond Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect its Net Assets in the case of Government Fund and its net assets in the case of Bond Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

         (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

         (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

         (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

         (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

          (f) It anticipates that consummation of this Agreement and Plan will not cause Bond Fund, in the case of Income Trust, and Government Fund, in the case of Investment Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

         (g)   It has the necessary power and authority to conduct Bond
Fund's business, in the case of Income Trust, and Government Fund's business, in the case of the Investment Trust, as such business is now being conducted.

7.   COVENANTS OF INVESTMENT TRUST AND INCOME TRUST.

         (a) Investment Trust, on behalf of Government Fund, and Income Trust, on behalf of Bond Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

         (b)   Investment Trust undertakes that it will not acquire Bond
Fund Shares for the purpose of making distributions thereof to anyone other than Government Fund's shareholders.

         (c) Investment Trust undertakes that, if this Agreement and Plan is consummated, it will dissolve Government Fund and rescind the establishment of Government Fund as a series of Investment Trust.

         (d) Investment Trust and Income Trust each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by Investment Trust, on behalf of Government Fund, or by Income Trust, on behalf of Bond Fund, on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

         (e) At the Closing, Investment Trust will provide Income Trust with a copy of the shareholder ledger accounts of Government Fund, certified by its transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Government Fund's shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Bond Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

         (f) Investment Trust agrees to mail to each shareholder of record entitled to vote at the meeting of Government Fund's shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

         (g) Income Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Bond Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Government Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.       CONDITIONS PRECEDENT TO BE FULFILLED BY INVESTMENT TRUST AND INCOME
         TRUST.

         The obligations of Investment Trust and Income Trust to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

         (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

         (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Trustees, certified by its Secretary or equivalent officer.

         (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

         (d) That this Agreement and Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Government Fund at an annual or special meeting or any adjournment thereof.

         (e) That each party shall have declared a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

         (f) That there shall be delivered to Investment Trust and Income Trust an opinion from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to Investment Trust and Income Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of Investment Trust and Income Trust with regard to matters of fact:

               (1) The acquisition by Bond Fund of substantially all the assets of Government Fund as provided for herein in exchange for Bond Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Government Fund and Bond Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be recognized by Government Fund upon the transfer of substantially all of its assets to Bond Fund in exchange solely for voting shares of Bond Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

               (3) No gain or loss will be recognized by Bond Fund upon the receipt of substantially all of the assets of Government Fund in exchange solely for voting shares of Bond Fund (Code Section 1032(a));

               (4) The basis of the assets of Government Fund received by Bond Fund will be the same as the basis of such assets to Government Fund immediately prior to the exchange (Code Section 362(b));

               (5) The holding period of the assets of Government Fund received by Bond Fund will include the period during which such assets were held by Government Fund (Code Section 1223(2));

               (6) No gain or loss will be recognized to the shareholders of Government Fund upon the exchange of their shares in Government Fund for voting shares of Bond Fund (Code Section 354(a));

               (7) The basis of Bond Fund Shares received by Government Fund's shareholders shall be the same as the basis of the shares of Government Fund exchanged therefor (Code Section 358(a)(1));

               (8) The holding period of Bond Fund Shares received by Government Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of Government Fund's shares surrendered in exchange therefor, provided that Government Fund's shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

               (9) Bond Fund will succeed to and take into account as of the date of the proposed transfer the items of Government Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

         (g) That Income Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to Investment Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

               (1) Investment Trust was created as a business trust under the laws of the State of Delaware on December 21, 1993, and is a validly existing business trust and in good standing under the laws of that state;

               (2) Investment Trust is authorized to issue an unlimited number of shares of beneficial interest of Government Fund, par value $0.01 per share. Assuming that the initial shares of beneficial interest were issued in accordance with the 1940 Act and the Trust Instrument and By-laws of Investment Trust, and that all other outstanding shares of Government Fund were sold, issued and paid for in accordance with the terms of Government Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

               (3) Investment Trust is an open-end investment company of the management type registered as such under the 1940 Act;

               (4) Except as disclosed in Government Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Investment Trust, the unfavorable outcome of which would materially and adversely affect Investment Trust or Government Fund;

               (5) All actions required to be taken by Investment Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Investment Trust; and

               (6) Neither the execution, delivery, nor performance of this Agreement and Plan by Investment Trust violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Investment Trust is a party or by which Investment Trust, on behalf of Government Fund, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Investment Trust and Government Fund and is enforceable against Investment Trust and/or Government Fund in accordance with its terms.

         In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Investment Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Investment Trust.

         (h) That Investment Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to Income Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

               (1) Income Trust was created as a business trust under the laws of the Commonwealth of Massachusetts on June 16, 1986, and is a validly existing business trust and in good standing under the laws of that commonwealth;

               (2) Income Trust is authorized to issue an unlimited number of shares of beneficial interest of Bond Fund, par value $0.01 per share. Assuming that the initial shares of beneficial interest of Bond Fund were issued in accordance with the 1940 Act, and the Declaration of Trust, as amended, and By-laws of Income Trust, and that all other outstanding shares of Bond Fund were sold, issued and paid for in accordance with the terms of Bond Fund's prospectus in effect at the time of such sales, each such outstanding share of Bond Fund is fully paid, non-assessable, freely transferable and has full voting rights;

               (3) Income Trust is an open-end investment company of the management type registered as such under the 1940 Act;

               (4)  Except  as  disclosed  in Bond  Fund's  currently  effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Income Trust, the unfavorable outcome of which would materially and adversely affect Income Trust or Bond Fund;

               (5) Bond Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by Income Trust;

               (6) All actions required to be taken by Income Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Income Trust;

               (7) Neither the execution, delivery, nor performance of this Agreement and Plan by Income Trust violates any provision of its Declaration of Trust, as amended, or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Income Trust is a party or by which Income Trust, on behalf of Bond Fund, is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of Income Trust and is enforceable against Income Trust and/or Bond Fund in accordance with its terms; and

               (8) The registration statement of Income Trust, of which the prospectus, dated January 1, 1999, as amended March 23, 1999, of Bond Fund is a part (the "Prospectus"), is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

   In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Income Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Income Trust.

         (i) That Investment Trust shall have received a certificate from the President and Secretary of Income Trust to the effect that the statements contained in Bond Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

         (j)    That Income Trust's Registration Statement with respect to
Bond Fund Shares to be delivered to Government Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

         (k) That Bond Fund Shares to be delivered hereunder shall be eligible for sale by Income Trust with each state commission or agency with which such eligibility is required in order to permit Bond Fund Shares lawfully to be delivered to each Government Fund shareholder.

         (l) That, at the Closing, Investment Trust, on behalf of Government Fund, transfers to Income Trust aggregate Net Assets of Government Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Government Fund on the Closing Date.

9.   BROKERAGE FEES AND EXPENSES.

         (a) Investment Trust and Income Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

         (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Government Fund, one-quarter by Bond Fund, and one-half by Templeton Investment Counsel, Inc.

10.  TERMINATION; POSTPONEMENT; WAIVER; ORDER.

         (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Government Fund) prior to the Closing or the Closing may be postponed as follows:

               (1) by mutual consent of Investment Trust and Income Trust;

               (2) by Income Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

               (3) by Investment Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived.

         An election by Investment Trust, on behalf of Government Fund, or Income Trust, on behalf of Bond Fund, to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of Investment Trust or Income Trust.

         (b) If the transactions contemplated by this Agreement and Plan have not been consummated by January 31, 2000, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both Income Trust and Investment Trust.

         (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Investment Trust nor Income Trust, nor their trustees, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

         (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees, if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

         (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither Investment Trust nor Income Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Investment Trust or Income Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

         (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement and Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Investment Trust or Income Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Government Fund, unless such terms and conditions shall result in a change in the method of computing the number of Bond Fund Shares to be issued to Government Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Government Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Government Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.


11.  ENTIRE AGREEMENT AND AMENDMENTS.

         This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.  COUNTERPARTS.

         This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.  NOTICES.

          Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Income Trust at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Global Investment Trust, at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

14. GOVERNING LAW.

         This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

         IN WITNESS WHEREOF, Templeton Income Trust, on behalf of Templeton Global Bond Fund, and Templeton Global Investment Trust, on behalf of Templeton Americas Government Securities Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            TEMPLETON INCOME TRUST, ON
                                            BEHALF OF TEMPLETON GLOBAL
                                            BOND FUND

Attest:

______________________________              By:_____________________________
Barbara J. Green                                Deborah R. Gatzek
Secretary                                       Vice President

                                            TEMPLETON GLOBAL INVESTMENT TRUST,
                                            ON BEHALF OF TEMPLETON AMERICAS
                                            GOVERNMENT SECURITIES FUND

Attest:


_____________________________               By: _______________________________
Barbara J. Green                                Deborah R. Gatzek
Secretary                                       Vice President



                                    EXHIBIT B

                    Prospectus of Templeton Global Bond Fund
                        Class A & C dated January 1, 1999

         The Prospectus of Templeton Global Bond Fund Class A & C dated January 1, 1999 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the Prospectus of Templeton Global Bond Fund Class A & C dated January 1, 1999 is incorporated herein by reference to the electronic filing made on December 31, 1998 under File No. 33-6510.





                                    EXHIBIT C

                        Annual Report to Shareholders of
                Templeton Global Bond Fund dated August 31, 1998

         The Annual Report of Templeton Global Bond Fund dated August 31, 1998 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of the instant Edgar filing, the Annual Report of Templeton Global Bond Fund dated August 31, 1998 is incorporated herein by reference to the electronic filing made on October 22, 1998 under File No. 33-6510.





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY

                  Please detach at perforation before mailing.

PROXY                                                                   PROXY

                        SPECIAL SHAREHOLDERS' MEETING OF
                  TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
                                 OCTOBER 1, 1999

The undersigned hereby revokes all previous proxies for his or her shares and appoints [_______________], and each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Americas Government Securities Fund ("Americas Government Securities Fund") that the undersigned is entitled to vote at Americas Government Securities Fund's Special Meeting to be held at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 at 10:00 a.m., Eastern time on October 1, 1999, including any adjournment thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                      Note:  Please sign exactly as your name
                                      appears on the proxy.  If signing for
                                      estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.


                                      _________________________________________
                                      Signature


                                      _________________________________________
                                      Signature


                                      _________________________________________
                                      Date

                            (Please see reverse side)





                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF TEMPLETON GLOBAL INVESTMENT TRUST, ON BEHALF OF ITS SERIES, TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF AMERICAS GOVERNMENT SECURITIES FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON INCOME TRUST, ON BEHALF OF ITS SERIES, TEMPLETON GLOBAL BOND FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR PROPOSAL 1.


                                                            FOR           AGAINST     ABSTAIN
                                                           -----         ---------    --------

1.  To approve an Agreement and Plan of
    Reorganization between Templeton Global                   |_|           |_|          |_|
    Investment Trust, on behalf of its series,
    Templeton Americas Government Securities Fund
    ("Americas Government Securities Fund"), and
    Templeton Income Trust, on behalf of its series,
    Templeton Global Bond Fund ("Global Bond Fund"),
    that provides for the acquisition of substantially
    all of the assets of Americas Government Securities
    Fund in exchange for Class A shares of Global Bond
    Fund, the distribution of such shares to the
    shareholders of Americas Government Securities
    Fund, and the dissolution of Americas Government
    Securities Fund (the"Reorganization").

                                                      GRANT      WITHHOLD

2.  To grant the proxyholders the authority to
    vote upon any other business that may              |_|         |_|
    legally come before the Special Meeting or any adjournment thereof.


            IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY. . . TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.





PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
              TEMPLETON INCOME TRUST -- TEMPLETON GLOBAL BOND FUND
                              DATED JULY [__], 1999

                          Acquisition of the Assets of
                 TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND,
                  a series of Templeton Global Investment Trust

                  By and in exchange for Class A shares of the
                           TEMPLETON GLOBAL BOND FUND,
                       a series of Templeton Income Trust

         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Templeton Americas Government Securities Fund for Class A shares of Templeton Global Bond Fund.

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. Statement of Additional Information of Templeton Income Trust -- Templeton Global Bond Fund Class A & C dated January 1, 1999, as supplemented April 1, 1999.

          2. Annual Report of Templeton  Americas  Government  Securities  Fund,
          containing   financial   information   regarding  Americas  Government
          Securities Fund for the fiscal year ended March 31, 1999.

          3. Semi-Annual Report of Templeton Global Bond Fund, containing financial information regarding Templeton Global Bond Fund for the six months ended February 28, 1999.

          4. Projected after Transaction financials.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated July [__], 1999, relating to the above-referenced transaction. Audited financial information for Templeton Global Bond Fund is contained in that fund's Annual Report to Shareholders dated August 31, 1998, which is enclosed with and considered a part of the Prospectus/Proxy Statement. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) or by writing to either fund at 100 Fountain Parkway, P.O.
Box 33030, St. Petersburg, FL 33733-8030.







         Statement of Additional Information of Templeton Income Trust -- Templeton Global Bond Fund Class A & C dated January 1, 1999, as supplemented April 1, 1999.

         The Statement of Additional Information of Templeton Income Trust -- Templeton Global Bond Fund Class A & C dated January 1, 1999, as supplemented April 1, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing the Statement of Additional Information of Templeton Income Trust -- Templeton Global Bond Fund Class A & C dated January 1, 1999, as supplemented April 1, 1999 is incorporated herein by reference to the electronic filing made on January 4, 1999 under File No. 33-6510.








         Annual Report of Templeton Americas Government Securities Fund containing financial information relating to Templeton Americas Government Securities Fund for the fiscal year ended March 31, 1999.

         The Annual Report of Templeton Americas Government Securities Fund dated March 31, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the Annual Report of Templeton Americas Government Securities Fund dated March 31, 1999 is incorporated herein by reference to the electronic filing made on May 25, 1999 under File No. 33-73244.








         Semi-Annual Report of Templeton Global Bond Fund containing financial information relating to Templeton Global Bond Fund for the six months ended February 28, 1999.

         The Semi-Annual Report of Templeton Global Bond Fund dated February 28, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant Edgar filing, the Semi-Annual Report of Templeton Global Bond Fund dated February 28, 1999 is incorporated herein by reference to the electronic filing made on May 5, 1999, under File No. 33-6510.



TEMPLETON GLOBAL BOND FUND
TEMPLETON AMERICAS GOVERNMENT SECURTIES FUND
COMBINED PRO FORMA STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)



                                                                                             GLOBAL BOND FUND
                                                                                    ---------------------------------------
                                                                                      PRINCIPAL AMOUNT**        VALUE
-------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES   98.7%
ARGENTINA 5.2%
Bridas Corp., 12.50%, 11/15/99
Perez Companc SA, 8.125%, 7/15/07, 144A                                               $ 5,000,000             $ 4,250,000
Republic of Argentina:
   9.25%, 2/23/01
   8.875%, 5/09/02
   8.375%, 12/20/03                                                                       480,000                 442,800
   11.00%, 10/09/06                                                                       460,000                 431,250
   Reg S, 11.75%, 2/12/07
   11.375%, 1/30/17
   9.75%, 9/19/27
Republic of Argentina Bonos Del Tesoro, 8.875%, 5/09/02                                 2,500,000               2,288,750
                                                                                                            ------------------
                                                                                                                7,412,800
                                                                                                            ------------------
AUSTRALIA 4.0%
Government of Australian, 6.75%, 11/15/06                                               5,655,000 AUD           3,877,407
Queensland Treasury Corp., 6.50%, 6/14/05                                               5,796,000 AUD           3,883,757
                                                                                                            ------------------
                                                                                                                7,761,164
                                                                                                            ------------------
BRAZIL 1.3%
Companhia Paranaense De Energia-Copel, 9.75%, 5/02/05
Republic of Brazil:
   8.875%, 11/05/01
  11.625%, 4/15/04
   9.375%, 4/07/08
  FRN, L, 4.938%, 4/15/12
  FRN, 5.00%, 4/15/14
  10.125%, 5/15/27

CANADA 8.4%
Government of Canada:
   10.50%, 7/01/00                                                                     10,600,000 CAD           7,614,907
   10.50%, 3/01/01                                                                      6,235,000 CAD           4,609,427
   10.00%, 5/01/02                                                                      5,135,000 CAD           3,927,968
                                                                                                            ------------------
                                                                                                               16,152,302
                                                                                                            ------------------
COLOMBIA 2.0%
Republic of Colombia, 7.25%, 2/23/04                                                    4,500,000               3,805,425
                                                                                                            ------------------
DENMARK 2.1%
Kingdom of Denmark:
   9.00%, 11/15/00                                                                      6,605,000 DKK             984,367
   8.00%, 3/15/06                                                                      18,589,000 DKK           3,085,588
                                                                                                            ------------------
                                                                                                                4,069,955
                                                                                                          ------------------
ECUADOR .4%
Republic of Ecuador:
   Reg S, 11.25%, 4/25/02
   FRN, 6.00%, 2/28/25

GERMANY 8.5%
Federal Republic of Germany:
   7.75%, 2/21/00                                                                      10,586,298 EUR          11,257,699
   8.00%, 7/22/02                                                                       4,399,667 EUR           5,103,831
                                                                                                           ------------------
                                                                                                               16,361,530
                                                                                                           ------------------
INDIA .1%
Essar Steel Ltd., FRN, Reg S, 7.635%, 7/20/99                                             315,000                 212,625
                                                                                                           ------------------
INDONESIA .5%
PT Astra International Inc., 9.75%, 4/29/01                                             2,000,000               1,030,000
                                                                                                           ------------------
ITALY 6.8%
Buoni Poliennali Del Tesoro:
   10.50%, 7/15/00                                                                        655,899 EUR             726,582
    6.75%, 7/01/07                                                                      1,243,000 EUR           1,460,528
Government of Italy:
   10.50%, 11/01/00                                                                     1,823,090 EUR           2,057,533
   10.50%, 4/01/05                                                                      6,476,000 EUR           8,763,336
                                                                                                           ------------------
                                                                                                               13,007,979
                                                                                                           ------------------
JAMAICA .6%
Government of Jamaica, Reg S, 9.625%, 7/02/02

MEXICO 3.4%
Bepensa SA, 144A, 9.75%, 9/30/04
Cemex SA, 144A, 10.75%, 7/15/00
Petroleos Mexicanos, 144A, 9.375%, 12/02/08
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02
United Mexican States:
   9.75%, 2/06/01
   9.75%, 4/06/05                                                                       1,800,000               1,829,250
   8.625%, 3/12/08
  11.375%, 9/15/16
  A, 6.25%, 12/31/19
  11.50%, 5/15/26
                                                                                                           ------------------
                                                                                                                1,829,250

                                                                                                           ------------------
NEW ZEALAND 4.0%
Government of New Zealand:
   6.50%, 2/15/00                                                                       7,240,000 NZD           3,880,757
   8.00%, 11/15/06                                                                      6,437,000 NZD           3,729,549
                                                                                                           ------------------
                                                                                                                7,610,306
                                                                                                           ------------------
PANAMA
Republic of Panama, FRN, 6.084%, 5/10/02

PERU .2%
Republic of Peru, FRN, 4.50%, 3/07/17

SOUTH KOREA  1.0%
Korea Development, 7.125%, 4/22/04                                                      2,000,000               1,960,700
                                                                                                           ------------------

SPAIN 7.1%
Government of Spain:
  12.25%, 3/25/00                                                                       5,725,902 EUR           6,301,917
  10.10%, 2/28/01                                                                       3,142,692 EUR           3,598,038
  10.15%, 1/31/06                                                                       2,849,000 EUR           3,887,738
                                                                                                           ------------------
                                                                                                               13,787,693
                                                                                                          ------------------
SWEDEN 3.8%
Kingdom of Sweden, 10.25%, 5/05/03                                                     51,400,000 SEK           7,289,108
                                                                                                           ------------------

TRINIDAD & TOBAGO
Sei Holdings IX Inc., 144A, 11.00%, 11/30/00

TURKEY .5%
Republic of Turkey, Reg S, 10.00%, 9/19/07                                              1,000,000                 901,500
                                                                                                            ------------------

UNITED KINGDOM 7.9%
United Kingdom:
    8.00%, 12/07/00                                                                     5,825,000 GBP           9,525,925
    8.50%, 7/16/07                                                                      2,976,000 GBP           5,626,264
                                                                                                            ------------------
                                                                                                               15,152,189
                                                                                                            ------------------
UNITED STATES 28.9%
+* Acadia Partners LP                                                                     999,667                 114,362
   Fannie Mae, 5.25%, 1/15/09                                                             289,000                 264,398
+* Penobscot Partners LP                                                                      333                   3,083
   U.S. Treasury Bond, 6.375%, 8/15/27                                                  4,935,000               5,042,953
   U.S. Treasury Notes:
      5.375%, 7/31/00
      6.25%, 4/30/01
      6.375%, 8/15/02
      7.875%, 11/15/04                                                                 12,553,000              13,710,236
      6.125%, 8/15/07
      5.25%, 11/15/28                                                                  35,284,000              31,237,384
                                                                                                           ------------------
                                                                                                               50,372,416
                                                                                                           ------------------
VENEZUELA  2.0%
Republic of Venezuela:
   Reg S, 9.125%, 6/18/07
   FRN, 6.313%, 12/18/07
   9.25%, 9/15/27                                                                       1,000,000                 670,000
Venezuela Front Load Interest Reduction Bond, A, 6.125%, 3/31/07                        1,904,752               1,465,469
                                                                                                           ------------------
                                                                                                                2,135,469
                                                                                                           ------------------
TOTAL LONG TERM SECURITIES (COST $216,438,355)                                                                170,852,411
SHORT TERM INVESTMENTS (COST $179,000)  .1%
Chase Securities Inc., 5.00%, 7/01/99, Time Deposit
                                                                                                           ------------------
TOTAL INVESTMENTS (COST $216,617,355)  98.8%                                                                  170,852,411
OTHER ASSETS, LESS LIABILITIES  1.2%                                                                            2,177,755
                                                                                                           ------------------
TOTAL NET ASSETS  100.0%                                                                                    $ 173,030,166
                                                                                                           ==================


CURRENCY ABBREVIATIONS:
ARS - Argentina Peso
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pound
NZD - New Zealand Dollar
SEK - Swedish Krona

*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated. + Securities represent equity investments.

See accompanying notes to pro forma combining financial statements.



TEMPLETON GLOBAL BOND FUND
TEMPLETON AMERICAS GOVERNMENT SECURTIES FUND
COMBINED PRO FORMA STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)


                                                                                            AMERICAS GOVERNMENT FUND
                                                                                    ---------------------------------------
                                                                                       PRINCIPAL AMOUNT**        VALUE

------------------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES   98.7%
ARGENTINA 5.2%
Bridas Corp., 12.50%, 11/15/99                                                         $ 50,000                 $ 50,563
Perez Companc SA, 8.125%, 7/15/07, 144A
Republic of Argentina:
   9.25%, 2/23/01                                                                       555,000                  532,453
   8.875%, 5/09/02                                                                    1,625,000                1,487,688
   8.375%, 12/20/03
   11.00%, 10/09/06                                                                     225,000                  210,938
   Reg S, 11.75%, 2/12/07                                                                80,000 ARS               64,306
   11.375%, 1/30/17                                                                     200,000                  174,000
   9.75%, 9/19/27                                                                       150,000                  115,125
Republic of Argentina Bonos Del Tesoro, 8.875%, 5/09/02                            ------------------      -------------------
                                                                                                               2,635,073
                                                                                                           -------------------
AUSTRALIA 4.0%
Government of Australian, 6.75%, 11/15/06
Queensland Treasury Corp., 6.50%, 6/14/05

BRAZIL 1.3%
Companhia Paranaense De Energia-Copel, 9.75%, 5/02/05                                   450,000                  393,443
Republic of Brazil:
   8.875%, 11/05/01                                                                     250,000                  248,125
  11.625%, 4/15/04                                                                      200,000                  188,250
   9.375%, 4/07/08                                                                      800,000                  645,500
  FRN, L, 4.938%, 4/15/12                                                               310,000                  192,588
  FRN, 5.00%, 4/15/14                                                                   537,879                  353,319
  10.125%, 5/15/27                                                                      600,000                  454,500
                                                                                                            -------------------
                                                                                                               2,475,725
                                                                                                            -------------------
CANADA 8.4%
Government of Canada:
   10.50%, 7/01/00
   10.50%, 3/01/01
   10.00%, 5/01/02

COLOMBIA 2.0%
Republic of Colombia, 7.25%, 2/23/04

DENMARK 2.1%
Kingdom of Denmark:
   9.00%, 11/15/00
   8.00%, 3/15/06

ECUADOR .4%
Republic of Ecuador:
   Reg S, 11.25%, 4/25/02                                                               955,000                  594,488
   FRN, 6.00%, 2/28/25                                                                  400,000                  187,252
                                                                                                           -------------------
                                                                                                                781,740
                                                                                                           -------------------
GERMANY 8.5%
Federal Republic of Germany:
   7.75%, 2/21/00
   8.00%, 7/22/02

INDIA .1%
Essar Steel Ltd., FRN, Reg S, 7.635%, 7/20/99

INDONESIA .5%
PT Astra International Inc., 9.75%, 4/29/01

ITALY 6.8%
Buoni Poliennali Del Tesoro:
   10.50%, 7/15/00
    6.75%, 7/01/07
Government of Italy:
   10.50%, 11/01/00
   10.50%, 4/01/05

JAMAICA .6%
Government of Jamaica, Reg S, 9.625%, 7/02/02                                         1,225,000                1,133,125
                                                                                                         -------------------

MEXICO 3.4%
Bepensa SA, 144A, 9.75%, 9/30/04                                                        230,000                  203,550
Cemex SA, 144A, 10.75%, 7/15/00                                                          65,000                   66,869
Petroleos Mexicanos, 144A, 9.375%, 12/02/08                                             250,000                  253,750
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02                                  80,000                   64,400
United Mexican States:
   9.75%, 2/06/01                                                                       400,000                  416,900
   9.75%, 4/06/05
   8.625%, 3/12/08                                                                    1,140,000                1,081,575
  11.375%, 9/15/16                                                                    1,560,000                1,677,780
  A, 6.25%, 12/31/19                                                                    490,000                  363,213
  11.50%, 5/15/26                                                                       450,000                  502,875
                                                                                                         -------------------
                                                                                                               4,630,912
                                                                                                          ------------------
NEW ZEALAND 4.0%
Government of New Zealand:
   6.50%, 2/15/00
   8.00%, 11/15/06

PANAMA
Republic of Panama, FRN, 6.084%, 5/10/02                                                 36,924                   36,001
                                                                                                         -------------------

PERU .2%
Republic of Peru, FRN, 4.50%, 3/07/17                                                   550,000                  339,284
                                                                                                         -------------------

SOUTH KOREA  1.0%
Korea Development, 7.125%, 4/22/04

SPAIN 7.1%
Government of Spain:
  12.25%, 3/25/00
  10.10%, 2/28/01
  10.15%, 1/31/06


SWEDEN 3.8%
Kingdom of Sweden, 10.25%, 5/05/03

TRINIDAD & TOBAGO
Sei Holdings IX Inc., 144A, 11.00%, 11/30/00                                             30,000                   31,200
                                                                                                         -------------------

TURKEY .5%
Republic of Turkey, Reg S, 10.00%, 9/19/07


UNITED KINGDOM 7.9%
United Kingdom:
    8.00%, 12/07/00
    8.50%, 7/16/07


UNITED STATES 28.9%
+* Acadia Partners LP
   Fannie Mae, 5.25%, 1/15/09
+* Penobscot Partners LP
   U.S. Treasury Bond, 6.375%, 8/15/27
   U.S. Treasury Notes:
      5.375%, 7/31/00                                                                 2,300,000                2,300,000
      6.25%, 4/30/01                                                                    325,000                  329,063
      6.375%, 8/15/02                                                                   210,000                  214,069
      7.875%, 11/15/04
      6.125%, 8/15/07                                                                   723,000                  731,134
      5.25%, 11/15/28                                                                 2,100,000                1,859,153
                                                                                                          -------------------
                                                                                                                5,433,419
                                                                                                          -------------------
VENEZUELA  2.0%
Republic of Venezuela:
   Reg S, 9.125%, 6/18/07                                                               400,000                  304,000
   FRN, 6.313%, 12/18/07                                                                202,380                  155,706
   9.25%, 9/15/27                                                                     2,025,000                1,356,750
Venezuela Front Load Interest Reduction Bond, A, 6.125%, 3/31/07
                                                                                                          -------------------
                                                                                                               1,816,456
                                                                                                          -------------------
TOTAL LONG TERM SECURITIES (COST $216,438,355)                                                                19,312,935
SHORT TERM INVESTMENTS (COST $179,000)  .1%
Chase Securities Inc., 5.00%, 7/01/99, Time Deposit                                                              179,000
                                                                                                          -------------------
TOTAL INVESTMENTS (COST $216,617,355)  98.8%                                                                  19,491,935
OTHER ASSETS, LESS LIABILITIES  1.2%                                                                             307,817
                                                                                                          ------------------
TOTAL NET ASSETS  100.0%                                                                                      19,799,752
                                                                                                          ==================


CURRENCY ABBREVIATIONS:
ARS - Argentina Peso
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pound
NZD - New Zealand Dollar
SEK - Swedish Krona

*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated. + Securities represent equity investments.

See accompanying notes to pro forma combining financial statements.



TEMPLETON GLOBAL BOND FUND
TEMPLETON AMERICAS GOVERNMENT SECURTIES FUND
COMBINED PRO FORMA STATEMENT OF INVESTMENTS, JUNE 30, 1999 (UNAUDITED)

                                                                                             GLOBAL BOND FUND
                                                                                             PRO FORMA COMBINED
                                                                                  ---------------------------------------
                                                                                     PRINCIPAL AMOUNT**          VALUE
-------------------------------------------------------------------------------------------------------------------------------

LONG TERM SECURITIES   98.7%
ARGENTINA 5.2%

Bridas Corp., 12.50%, 11/15/99                                                      $    50,000               $   50,563
Perez Companc SA, 8.125%, 7/15/07, 144A                                               5,000,000                4,250,000
Republic of Argentina:
   9.25%, 2/23/01                                                                       555,000                  532,453
   8.875%, 5/09/02                                                                    1,625,000                1,487,688
   8.375%, 12/20/03                                                                     480,000                  442,800
   11.00%, 10/09/06                                                                     685,000                  642,188
   Reg S, 11.75%, 2/12/07                                                                80,000 ARS               64,306
   11.375%, 1/30/17                                                                     200,000                  174,000
   9.75%, 9/19/27                                                                       150,000                  115,125
Republic of Argentina Bonos Del Tesoro, 8.875%, 5/09/02                               2,500,000                2,288,750
                                                                                                           -----------------
                                                                                                              10,047,873
                                                                                                           -----------------
AUSTRALIA 4.0%
Government of Australian, 6.75%, 11/15/06                                             5,655,000 AUD            3,877,407
Queensland Treasury Corp., 6.50%, 6/14/05                                             5,796,000 AUD            3,883,757
                                                                                                          ------------------
                                                                                                               7,761,164
                                                                                                           -----------------
BRAZIL 1.3%
Companhia Paranaense De Energia-Copel, 9.75%, 5/02/05                                   450,000                  393,443
Republic of Brazil:
   8.875%, 11/05/01                                                                     250,000                  248,125
  11.625%, 4/15/04                                                                      200,000                  188,250
   9.375%, 4/07/08                                                                      800,000                  645,500
  FRN, L, 4.938%, 4/15/12                                                               310,000                  192,588
  FRN, 5.00%, 4/15/14                                                                   537,879                  353,319
  10.125%, 5/15/27                                                                      600,000                  454,500
                                                                                                          ------------------
                                                                                                               2,475,725
                                                                                                          -------------------
CANADA 8.4%
Government of Canada:
   10.50%, 7/01/00                                                                   10,600,000 CAD           7,614,907
   10.50%, 3/01/01                                                                    6,235,000 CAD           4,609,427
   10.00%, 5/01/02                                                                    5,135,000 CAD           3,927,968
                                                                                                         -----------------
                                                                                                             16,152,302
                                                                                                         -----------------
COLOMBIA 2.0%
Republic of Colombia, 7.25%, 2/23/04                                                  4,500,000               3,805,425
                                                                                                        -----------------

DENMARK 2.1%
Kingdom of Denmark:
   9.00%, 11/15/00                                                                    6,605,000 DKK              984,367
   8.00%, 3/15/06                                                                    18,589,000 DKK            3,085,588
                                                                                                        -----------------
                                                                                                               4,069,955
                                                                                                        ------------------
ECUADOR .4%
Republic of Ecuador:
   Reg S, 11.25%, 4/25/02                                                               955,000                  594,488
   FRN, 6.00%, 2/28/25                                                                  400,000                  187,252
                                                                                                       -------------------
                                                                                                                 781,740
                                                                                                       -------------------

GERMANY 8.5%
Federal Republic of Germany:
   7.75%, 2/21/00                                                                    10,586,298 EUR           11,257,699
   8.00%, 7/22/02                                                                     4,399,667 EUR            5,103,831
                                                                                                         ------------------
                                                                                                              16,361,530
                                                                                                         ------------------
INDIA .1%
Essar Steel Ltd., FRN, Reg S, 7.635%, 7/20/99                                           315,000                  212,625
                                                                                                         ------------------

INDONESIA .5%
PT Astra International Inc., 9.75%, 4/29/01                                           2,000,000                1,030,000
                                                                                                         ------------------

ITALY 6.8%
Buoni Poliennali Del Tesoro:
   10.50%, 7/15/00                                                                      655,899 EUR              726,582
    6.75%, 7/01/07                                                                    1,243,000 EUR            1,460,528
Government of Italy:
   10.50%, 11/01/00                                                                   1,823,090 EUR            2,057,533
   10.50%, 4/01/05                                                                    6,476,000 EUR            8,763,336
                                                                                                          ------------------
                                                                                                              13,007,979
                                                                                                          ------------------

JAMAICA .6%
Government of Jamaica, Reg S, 9.625%, 7/02/02                                         1,225,000                1,133,125
                                                                                                          -------------------

MEXICO 3.4%
Bepensa SA, 144A, 9.75%, 9/30/04                                                        230,000                  203,550
Cemex SA, 144A, 10.75%, 7/15/00                                                          65,000                   66,869
Petroleos Mexicanos, 144A, 9.375%, 12/02/08                                             250,000                  253,750
Protexa Construcciones SA de CV, 144A, 12.125%, 7/24/02                                  80,000                   64,400
United Mexican States:
    9.75%, 2/06/01                                                                      400,000                  416,900
    9.75%, 4/06/05                                                                    1,800,000                1,829,250
    8.625%, 3/12/08                                                                   1,140,000                1,081,575
   11.375%, 9/15/16                                                                   1,560,000                1,677,780
   A, 6.25%, 12/31/19                                                                   490,000                  363,213
   11.50%, 5/15/26                                                                      450,000                  502,875
                                                                                                          ------------------
                                                                                                               6,460,162
                                                                                                          ------------------
NEW ZEALAND 4.0%
Government of New Zealand:
   6.50%, 2/15/00                                                                     7,240,000 NZD           3,880,757
   8.00%, 11/15/06                                                                    6,437,000 NZD           3,729,549
                                                                                                          ------------------
                                                                                                               7,610,306
                                                                                                          ------------------
PANAMA
Republic of Panama, FRN, 6.084%, 5/10/02                                                 36,924                   36,001
                                                                                                          -------------------

PERU .2%
Republic of Peru, FRN, 4.50%, 3/07/17                                                   550,000                  339,284
                                                                                                          -------------------

SOUTH KOREA  1.0%
Korea Development, 7.125%, 4/22/04                                                    2,000,000                1,960,700
                                                                                                          ------------------

Spain 7.1%
Government of Spain:

  12.25%, 3/25/00                                                                     5,725,902 EUR            6,301,917
  10.10%, 2/28/01                                                                     3,142,692 EUR            3,598,038
  10.15%, 1/31/06                                                                     2,849,000 EUR            3,887,738
                                                                                                         ------------------
                                                                                                              13,787,693
                                                                                                         ------------------
SWEDEN 3.8%
Kingdom of Sweden, 10.25%, 5/05/03                                                   51,400,000 SEK            7,289,108
                                                                                                         ------------------

TRINIDAD & TOBAGO
Sei Holdings IX Inc., 144A, 11.00%, 11/30/00                                             30,000                   31,200
                                                                                                        -------------------

TURKEY .5%
Republic of Turkey, Reg S, 10.00%, 9/19/07                                            1,000,000                  901,500
                                                                                                         ------------------

UNITED KINGDOM 7.9%
United Kingdom:
    8.00%, 12/07/00                                                                   5,825,000 GBP            9,525,925
    8.50%, 7/16/07                                                                    2,976,000 GBP            5,626,264
                                                                                                          ------------------
                                                                                                              15,152,189
                                                                                                          ------------------
UNITED STATES 28.9%
+* Acadia Partners LP                                                                   999,667                  114,362
   Fannie Mae, 5.25%, 1/15/09                                                           289,000                  264,398
+* Penobscot Partners LP                                                                    333                    3,083
   U.S. Treasury Bond, 6.375%, 8/15/27                                                4,935,000                5,042,953
   U.S. Treasury Notes:
       5.375%, 7/31/00                                                                2,300,000                2,300,000
       6.25%, 4/30/01                                                                   325,000                  329,063
       6.375%, 8/15/02                                                                  210,000                  214,069
       7.875%, 11/15/04                                                              12,553,000               13,710,236
       6.125%, 8/15/07                                                                  723,000                  731,134
       5.25%, 11/15/28                                                               37,384,000               33,096,537
                                                                                                         ------------------
                                                                                                              55,805,835
                                                                                                         ------------------
VENEZUELA  2.0%
Republic of Venezuela:
   Reg S, 9.125%, 6/18/07                                                               400,000                  304,000
   FRN, 6.313%, 12/18/07                                                                202,380                  155,706
   9.25%, 9/15/27                                                                     3,025,000                2,026,750
Venezuela Front Load Interest Reduction Bond, A, 6.125%, 3/31/07                      1,904,752                1,465,469
                                                                                                         ------------------
                                                                                                               3,951,925
                                                                                                         ------------------
TOTAL LONG TERM SECURITIES (COST $216,438,355)                                                               190,165,346
SHORT TERM INVESTMENTS (COST $179,000)  .1%
Chase Securities Inc., 5.00%, 7/01/99, Time Deposit                                                              179,000
                                                                                                         ------------------
TOTAL INVESTMENTS (COST $216,617,355)  98.8%                                                                 190,344,346
OTHER ASSETS, LESS LIABILITIES  1.2%                                                                           2,485,572
                                                                                                         ------------------

TOTAL NET ASSETS  100.0%                                                                                     192,829,918
                                                                                                         ==================


CURRENCY ABBREVIATIONS:
ARS - Argentina Peso
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - British Pound
NZD - New Zealand Dollar
SEK - Swedish Krona

*  Non-income producing.
** Securities denominated in U.S. dollars unless otherwise indicated. + Securities represent equity investments.

See accompanying notes to pro forma combining financial statements.





TEMPLETON GLOBAL BOND FUND
TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999


                                                                                                      TEMPLETON
                                                                                                     GLOBAL BOND
                                                                 TEMPLETON          TEMPLETON            FUND
                                                                GLOBAL BOND     AMERICAS GOVERNMENT    PRO FORMA
                                                                   FUND          SECURITIES FUND       COMBINED
                                                               --------------   ------------------   --------------
Assets:
 Investments in securities:
    Cost                                                       $ 195,285,602         $ 21,331,753    $ 216,617,355
                                                               --------------   ------------------   --------------
    Value                                                        170,852,411           19,491,935      190,344,346
 Receivables:
    Investment securities sold                                       201,027                    -          201,027
    Capital shares sold                                              150,565                  144          150,709
    Dividends and interest                                         3,545,611              480,938        4,026,549
 Other assets                                                          5,400                6,948           12,348
                                                               --------------   ------------------   --------------
       Total assets                                              174,755,014           19,979,965      194,734,979
                                                               --------------   ------------------   --------------

Liabilities:
 Payables:
    Capital shares redeemed                                        1,201,075              122,565        1,323,640
    Affiliates                                                        83,915               30,377          114,292
    Shareholders                                                           -               12,848           12,848
Distributions to shareholders                                        249,952                    -          249,952
Funds advanced by custodian                                            4,708                7,375           12,083
Accrued expenses                                                     185,198                    -          192,246
                                                               --------------   ------------------   --------------
    Total liabilities                                              1,724,848              173,165        1,905,061
                                                               --------------   ------------------   --------------
      Net assets, at value                                     $ 173,030,166         $ 19,806,800    $ 192,829,918
                                                               --------------   ------------------   --------------


CLASS A**:
  Net assets, at value                                         $ 153,401,459         $ 19,806,800    $ 173,201,211
                                                               ==============   ==================   ==============
  Shares outstanding ***                                          17,252,950            2,070,193       19,480,606
                                                               --------------   ------------------   --------------
  Net asset value per share                                           $ 8.89               $ 9.57           $ 8.89
                                                               --------------   ------------------   --------------
  Maximum offering price per share                                    $ 9.29               $ 9.99           $ 9.29
                                                               --------------   ------------------   --------------
CLASS C**:
  Net assets, at value                                          $ 18,302,766                  $ -     $ 18,302,766
                                                               --------------   ------------------   --------------
  Shares outstanding                                               2,056,206                    -      $ 2,056,206
                                                               --------------   ------------------   --------------
  Net asset value per share *                                         $ 8.90                  $ -           $ 8.90
                                                               --------------   ------------------   --------------
  Maximum offering price per share                                    $ 8.99                  $ -           $ 8.99
                                                               --------------   ------------------   --------------
ADVISOR CLASS
  Net assets, at value                                           $ 1,325,941                  $ -      $ 1,325,941
                                                               --------------   ------------------   --------------
  Shares outstanding                                                 149,257                    -          149,257
                                                               --------------   ------------------   --------------
  Net asset value and maximum offering price per share                $ 8.88                  $ -           $ 8.88
                                                               --------------   ------------------   --------------



* Redemption price per share is equal to net asset value less any applicable sales charge.

** Effective January 1, 1999, Class I and Class II Shares were renamed Class A and Class C, respectively.

*** See note 2 in the accompanying notes to pro forma combining financial statements.


See accompanying notes to pro forma combining financial statements.





TEMPLETON GLOBAL BOND FUND
TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND
FINANCIAL STATEMENTS (CONTINUED)

PRO FORMA COMBINING STATEMENTS OF OPERATIONS
FOR THE TEN MONTHS ENDED JUNE 30, 1999 (UNAUDITED)



                                                                                                                     TEMPLETON
                                                                                                                    GLOBAL BOND
                                                                  TEMPLETON        TEMPLETON                            FUND
                                                                  GLOBAL BOND   AMERICAS GOVERNMENT  PRO FORMA       PRO FORMA
                                                                    FUND        SECURITIES FUND       ADJUSTMENTS     COMBINED
                                                                -------------   -----------------   -------------- ---------------
Investment income:
   Dividends                                                       $ 124,930                 $ -                       $ 124,930
   Interest                                                       11,974,854           1,804,606                      13,779,460
                                                                -------------   -----------------   ------------    -------------
    Total investment income                                      12,099,784           1,804,606              -       13,904,390
                                                                -------------   -----------------   ------------    -------------
Expenses:
   Management fees                                                   830,458             114,973        (34,332)a        911,099
   Administrative fees                                               249,135              28,743         (4,548)b        273,330
   Distribution fees
     Class A                                                         367,170              66,792        (23,718)c        410,244
     Class C                                                         111,422                   -                         111,422
   Transfer agent fees                                               240,000              31,100                         271,100
   Custodian fees                                                     30,000               3,840                          33,840
   Reports to shareholders                                           130,000              14,125                         144,125
   Registration and filing fees                                       46,000              17,175                          63,175
   Professional fees                                                  55,000              15,250                          70,250
   Trustees' fees and expenses                                        26,570               2,385                          28,955
   Other                                                               2,000              14,021                          16,021
                                                                -------------   -----------------   ------------    -------------
     Total expenses                                                2,087,755             308,404        (62,598)       2,333,561
       Expenses waived/paid by affiliate                                   -             (69,646)        69,646 d              -
                                                                -------------   -----------------   ------------    -------------
         Net expenses                                              2,087,755             238,758          7,048        2,333,561
                                                                -------------   -----------------   ------------    -------------
           Net investment income (loss)                           10,012,029           1,565,848          7,048       11,570,829
                                                                -------------   -----------------   ------------    -------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
      Investments                                                  4,775,290             (93,217)                      4,682,073
      Foreign currency transactions                               (4,312,809)                 31                      (4,312,778)
                                                                -------------   -----------------   ------------    -------------
         Net realized gain (loss)                                    462,481             (93,186)             -          369,295

   Net unrealized appreciation (depreciation) on investments     (12,014,174)          2,380,626                      (9,633,548)
                                                                -------------   -----------------   ------------    -------------
Net realized and unrealized gain (loss)                          (11,551,693)          2,287,440              -       (9,264,253)
                                                                -------------   -----------------   ------------    -------------
Net increase (decrease) in net assets resulting from operations $ (1,539,664)        $ 3,853,288        $ 7,048      $ 2,306,576
                                                                -------------   -----------------   ------------    -------------

a - Pro Forma  adjustment  for  difference in Management  fee schedule.

b - Pro Forma adjustment for difference in Administrative fee schedule.

c - Pro  Forma  adjustment  for  difference  in 12B-1  agreement.

d - Pro Forma adjustment to remove the Templeton Americas Government 1.25% expense limitation.

See accompanying notes to pro forma combining financial statements.





TEMPLETON GLOBAL BOND FUND
TEMPELTON AMERICAS GOVERNMENT SECURITIES FUND


NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of Templeton Americas Governments Securities Fund ("Americas Government Securities Fund"), the Templeton Global Bond Fund ("Global Bond Fund") will acquire all the net assets of the Americas Government Securities Fund in exchange for the Class A shares of Global Bond Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of Global Bond Fund and Americas Government Securities Fund at June 30, 1999 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Global Bond Fund and the Americas Government Securities Fund for the period September 1, 1998 to June 30, 1999 as though the merger occurred on September 1, 1998. The pro forma financial statements do not reflect the expenses of either fund in carrying out it obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.  CAPITAL SHARES:

The number of Class A shares issued was calculated by dividing the Class A net assets of the Americas Government Securities Fund at June 30, 1999 by the Class A net asset value per share of the Global Bond Fund at June 30, 1999.




PART C.  OTHER INFORMATION

Item 15. INDEMNIFICATION

All trustees and officers of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities incurred in connection with the affairs of the Registrant, except in cases where bad faith, willful misfeasance, gross negligence or reckless disregard of duties is established. Reference is made to Article IV of the Registrant's Declaration of Trust (filed with Post-Effective Amendment No. 17 to the Registration Statement filed on December 29, 1995 and incorporated herein by reference.) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

The following exhibits are incorporated herein by reference to the previously filed document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect:

         (i) Declaration of Trust dated June 16, 1986 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) First Amendment to the Declaration of Trust dated September 30, 1987 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (iii) Second Amendment to the Declaration of Trust dated February 24, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (iv) Establishment and Designation of Classes dated February 24, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (v) Amendment to the Declaration of Trust dated February 22, 1996 (Previously filed with Post Effective Amendment No. 18 to the Registration Statement on December 27, 1996)

         (vi) Establishment and Designation of Classes dated December 26, 1996 (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(2) Copies of the existing by-laws or corresponding instruments of the
 Registrant:

         (i) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant:

                  Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

                  The form of Agreement and Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

                  Not Applicable

(6) Copies of all investment advisory contracts relating to the management of the assets of the registrant:

         (i) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

(7) Copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

         (i) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

         (iii) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

                  Not applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant including the schedule of remuneration:

         (i) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan:

         (i) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (ii) Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (iii) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund - Advisor Class (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

         (i) Opinion and consent of counsel (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(12) A form of the opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus is electronically filed herewith.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

         (i) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22,
                  1997)

         (ii) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

         (iii) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29,
                  1995)

         (iv) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

         (i) Consent of Independent Auditors, McGladrey & Pullen, LLP for Templeton Income Trust is electronically filed herewith.

         (ii) Consent of Independent Auditors, McGladrey & Pullen, LLP for Templeton Global Investment Trust is electronically filed herewith.

(15) All financial statements omitted pursuant to Item 14(a)(1):

                  Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

         (i) Power of Attorney dated December 11, 1998 is electronically filed herewith.

Item 17.      UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Fort Lauderdale, and the State of Florida, on the 9th day of July, 1999.

                                            TEMPLETON INCOME TRUST
                                            (Registrant)

                                            By:/s/GREGORY E. MCGOWAN
                                              -----------------------
                                                  Gregory E. McGowan
                                                  President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


GREGORY E. MCGOWAN                           Principal Executive Officer
Gregory E. McGowan                           Dated: July 9, 1999

JAMES R. BAIO*                               Principal Financial and Accounting
James R  Baio                                Officer
                                             Dated: July 9, 1999

CHARLES B. JOHNSON*                          Trustee, Chairman of the Board and
Charles B. Johnson                           Vice President
                                             Dated: July 9, 1999

BETTY P. KRAHMER*                            Trustee
Betty P. Krahmer                             Dated:  July 9, 1999

HARRIS J. ASHTON*                            Trustee
Harris J. Ashton                             Dated:  July 9, 1999

S.  JOSEPH FORTUNATO*                        Trustee
S. Joseph Fortunato                          Dated:  July 9, 1999

FRED R. MILLSAPS*                            Trustee
Fred R. Millsaps                             Dated:  July 9, 1999

JOHN WM. GALBRAITH*                          Trustee
John Wm. Galbraith                           Dated:  July 9, 1999


GORDON S. MACKLIN*                           Trustee
Gordon S. Macklin                            Dated: July 9, 1999

ANDREW H. HINES, JR.*                        Trustee
Andrew H. Hines, Jr.                         Dated:  July 9, 1999

NICHOLAS F. BRADY*                           Trustee
Nicholas F. Brady                            Dated:  July 9, 1999


*By:/S/ BARBARA J. GREEN
    ------------------------
    Barbara J. Green, Attorney-in-Fact
   (pursuant to Power of Attorney filed herewith)






                             TEMPLETON INCOME TRUST
                       REGISTRATION STATEMENT ON FORM N-14
                                 EXHIBITS INDEX


EXHIBIT NO.         DESCRIPTION                                   LOCATION

EX-99.(1)(i)        Declaration of Trust dated
                    June 16, 1986                                     *

EX-99.(1)(ii)       First Amendment to the Declaration
                    of Trust dated September 30, 1987                 *

EX-99.(1)(iii)      Second Amendment to the Declaration
                    of Trust dated February 24, 1995                  *

EX-99.(1)(iv)       Establishment and Designation of Classes
                    dated February 24, 1995                           *

EX-99.(1)(v)        Amendment to the Declaration of Trust
                    dated February 22, 1996                           *

EX-99.(1)(vi)       Establishment and Designation of Classes
                    dated December 26, 1996                           *

EX-99.(2)(i)        Amended and Restated By-Laws dated
                    July 29, 1992                                     *

EX-99.(4)           Form of Agreement and Plan of Reorganization      **

EX-99.(6)(i)        Amended and Restated Management Agreement         *
                    between the Registrant on behalf of Templeton
                    Global Bond Fund and Templeton Investment
                    Counsel, Inc. dated December 6, 1994

EX-99.(7)(i)        Amended and Restated Distribution Agreement       *
                    between Registrant and Franklin/Templeton
                    Distributors, Inc., dated May 1, 1995

EX-99.(7)(ii)       Form of Dealer Agreement between Franklin         *
                    Templeton Distributors, Inc. and Securities
                    Dealers

EX-99.(7)(iii)      Amendment of Dealer Agreement dated               *
                    May 15, 1998

EX-99.(9)(i)        Custody Agreement between Registrant and          *
                    The Chase Manhattan Bank dated
                    September 15, 1986

EX-99.(9)(ii)       Amendment dated March 3, 1998 to the              *
                    Custody Agreement

EX-99.(9)(iii)      Amendment No. 2 dated July 23, 1998 to the        *
                    Custody Agreement

EX-99.(10)(i)       Plan of Distribution pursuant to Rule             *
                    12b-1 dated May 1, 1995

EX-99.(10)(ii)      Class II Distribution Plan pursuant to Rule       *
                    12b-1 dated May 1, 1995


EX-99.(10)(iii)     Multiple Class Plan, Templeton Income Trust       *
                    on behalf of Templeton Global Bond Fund -
                    Advisor Class

EX-99.(11)(i)       Opinion and consent of counsel                    *

EX-99.(12)          Form of Opinion and Consent of counsel            Attached
                    supporting tax matters

EX-99.(13)(i)       Fund Administration Agreement dated October       *
                    1, 1996 and amended December 31, 1996
                    between Registrant and Franklin/Templeton
                    Investor Services, Inc.

EX-99.(13)(ii)      Amended and Restated Transfer Agent Agreement     *
                    dated December 31, 1996 between Registrant and Franklin/Templeton Investor Services, Inc.

EX-99.(13)(iii)     Sub-Transfer Agent Agreement dated March 1,       *
                    1992 between Registrant, Templeton Funds Trust
                    Company and The Shareholder Services Group, Inc.

EX-99.(13)(iv)      Sub-Accounting Services Agreement dated May 1,    *
                    1991 between the Registrant, Templeton Funds
                    Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc.

EX-99.(14)(i)       Consent of McGladrey & Pullen, LLP,               Attached
                    Independent Auditors for Templeton
                    Income Trust

EX-99.(l4)(ii)      Consent of McGladrey & Pullen, LLP,               Attached
                    Independent Auditors for Templeton Global
                    Investment Trust

EX-99.(16)(i)       Power of Attorney dated December 11, 1998         Attached


*Incorporated by Reference
**Included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement







                                FORM OF OPINION






                                                                    , 1999

Board of Trustees
Templeton Income Trust
500 East Broward Boulevard
Fort Lauderdale, Florida  33394

Board of Trustees
Templeton Global Investment Trust
500 East Broward Boulevard
Fort Lauderdale, Florida  33394

                  Re:      AGREEMENT AND PLAN OF REORGANIZATION, DATED AS
                           OF THE _____ DAY OF ______ , 1999 (THE "AGREEMENT"), BY AND BETWEEN TEMPLETON GLOBAL INVESTMENT TRUST, A DELAWARE BUSINESS TRUST, ON BEHALF OF ITS SERIES, TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND ("ACQUIRED FUND") AND TEMPLETON INCOME TRUST, A MASSACHUSETTS BUSINESS TRUST, ON BEHALF OF ITS SERIES, TEMPLETON GLOBAL BOND FUND ("ACQUIRING FUND")

Ladies and Gentlemen:

                  You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund which will consist of
(i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, par value $0.01, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares"), (ii) the distribution of Acquiring Fund Class A Shares to the shareholders of the Acquired Fund according to their respective interests, and
(iii) the subsequent dissolution of the Acquired Fund as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Agreement.

                  In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the ___________ day of __________________ , 1999, by and between the Acquiring Fund and Templeton Global Investment Trust on behalf of the Acquired Fund ("Agreement"), (b) the proxy materials provided to stockholders of the Acquired Fund in connection with the Special Meeting of Stockholders of the Acquired Fund held on the _____ day of _____________ , 1999, (c) certain representations concerning the Reorganization made to us by the Acquiring Fund and Templeton Global Investment Trust on behalf of the Acquired Fund in a letter dated , 1999 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

                  For purposes of this opinion, we have assumed that the Acquired Fund on the effective date of the Reorganization satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                  Under regulations to be prescribed by the Secretary of Treasury under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

     Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the State of Delaware and the Commonwealth of Massachusetts, the Agreement and the Representation Letter, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring
Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Class A Shares pursuant to Section 361(a) and Section 357(a) of the Code. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code.

     3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Class A Shares pursuant to Section 1032(a) of the Code.

     4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

     5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

     6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Class A Shares (including fractional shares to which they may be entitled), pursuant to
Section 354(a) of the Code.

     7. The basis of the Acquiring Fund Class A Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

     8. The holding period of the Acquiring Fund Class A Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to
Section 1223(1) of the Code.

     9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

     Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Acquiring Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

     This opinion is being rendered to Acquiring Fund and Templeton Global Investment Trust on behalf of Acquired Fund and may be relied upon only by such funds and the stockholders of each.

                                   Very truly yours,

                                   STRADLEY RONON STEVENS & YOUNG, LLP

                                   By:___________________________________
                                      William P. Zimmerman, a Partner






                            MCGLADREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report dated September 29, 1998 on the financial statements of Tempelton Global Bond Fund, a series of Templeton Income Trust, which appears in the 1998 Annual Report to Shareholdersfor the year ended August 31, 1998 and which is included in the Registration Statement on Form N-14 of Templeton Income Trust, File No. 33-6510 as filed with the Securities and Exchange Commission.



                                        /s/MCGLADREY & PULLEN, LLP


New York, New York
July 9, 1999









                            MCGLADREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report dated April 30, 1999 on the financial statements of Tempelton Americas Government Securities Fund, a series of Templeton Global Investment Trust, which appears in the Annual Report to Shareholders for the year ended March 31, 1999 and which is included in the Registration Statement on Form N-14 of Templeton Income Trust, File No. 33-6510 as filed with the Securities and Exchange Commission.



                                        /s/MCGLADREY & PULLEN, LLP


New York, New York
July 9, 1999





                                POWER OF ATTORNEY

                  The undersigned Officers and Trustees of TEMPLETON INCOME TRUST (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, Mark H. Plafker, Bruce G. Leto, Deborah R. Gatzek, Barbara J. Green, Larry L. Greene, and Leiann Nuzum (with full power to each of them to act alone) his/her attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he/she could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

                  This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

                  The undersigned Officers and Trustees hereby execute this Power of Attorney as of the 11th day of December, 1998.


/s/HARRIS J. ASHOTN                          /s/BETTY P. KRAHMER
Harris J. Ashton, Trustee                    Betty P. Krahmer, Trustee


/s/NICHOLAS F. BRADY                         /s/GORDON S. MACKLIN
Nicholas F. Brady, Trustee                   Gordon S. Macklin, Trustee


/s/S. JOSEPH FORTUNATO                       /s/FRED R. MILLSAPS
S. Joseph Fortunato, Trustee                 Fred R. Millsaps, Trustee


/s/JOHN W. GALBRIATH                         /s/GREGORY E. MCGOWAN
John Wm. Galbraith, Trustee                  Gregory E. McGowan, President


/s/ANDREW H.HINES, JR.                       /s/JAMES R. BAIO
Andrew H. Hines, Jr., Trustee                James R. Baio, Treasurer


/s/CHARLES B. JOHNSON
Charles B. Johnson, Trustee